UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05577
The Glenmede Fund, Inc.
(Exact name of Registrant as specified in charter)
100 Huntington Avenue, CPH-0326
Boston, Massachusetts 02116
(Address of principal executive offices)(Zip Code)
Michael P. Malloy, Esq.
Secretary
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996
(Name and address of agent for service)
     Registrant’s telephone number, including area code: 1-800-442-8299
     Date of fiscal year end: October 31, 2016
     Date of reporting period: January 31, 2016

Item 1. Schedule of Investments. – The schedules of investments for the period ended January 31, 2016, are filed herewith.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2016 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — 42.3%

	Federal Farm Credit Bank — 19.4%
$25,000,000	0.450% due 2/18/16[1]	$25,000,405
10,000,000	0.400% due 2/19/16[1]	10,000,000
18,500,000	0.390% due 3/29/16[1]	18,498,975
15,500,000	0.460% due 3/29/16[1]	15,500,964
15,000,000	0.530% due 6/9/16[1]	15,002,118
20,000,000	0.530% due 7/20/16[1]	20,007,520
7,300,000	0.530% due 9/19/16[1]	7,301,420
15,000,000	0.530% due 10/20/16[1]	14,998,928
20,000,000	0.430% due 11/9/16[1]	19,998,428
25,000,000	0.540% due 12/14/16[1]	24,997,813

		171,306,571

	Federal Home Loan Bank — 14.7%
15,000,000	0.270% due 2/4/16	15,000,002
10,000,000	0.330% due 2/18/16	9,999,982
10,000,000	0.300% due 4/14/16	9,999,501
5,000,000	5.375% due 5/18/16	5,073,688
15,000,000	2.125% due 6/10/16	15,094,937
7,065,000	0.375% due 6/24/16	7,064,694
20,000,000	0.375% due 8/3/16	19,993,290
10,000,000	0.375% due 11/2/16	9,980,200
14,680,000	0.625% due 11/23/16	14,700,367
23,210,000	1.625% due 12/9/16	23,396,178

		130,302,839

	Federal Home Loan Mortgage Corporation — 1.2%
10,500,000	0.500% due 5/13/16	10,504,599

		10,504,599

	Federal National Mortgage Association — 7.0%
10,000,000	2.250% due 3/15/16	10,022,938
9,987,000	0.375% due 7/5/16	9,984,433
15,000,000	0.625% due 8/26/16	15,013,492
11,409,000	1.250% due 9/28/16	11,472,995
15,038,000	1.375% due 11/15/16	15,111,221

		61,605,079

	TOTAL AGENCY NOTES (Amortized Cost $373,719,088)	373,719,088

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2016 — (Unaudited)

Face
Amount		Value

US TREASURY NOTES/BONDS — 2.4%
$20,000,000	U.S. Treasury Bonds,
	7.500% due 11/15/16	$21,056,097

	TOTAL US TREASURY NOTES/BONDS (Cost $21,056,097)	21,056,097

REPURCHASE AGREEMENT* — 55.2%
40,000,000	With RBS Greenwich, Inc., dated 1/29/16, 0.280%, principal and interest in the amount of $40,000,933, due 2/1/16, (collateralized by a U.S. Treasury Note with a par value of $40,614,000, coupon rate of 0.875%, due 9/15/16, market value of $40,817,070)	40,000,000
200,000,000	With Societe Generale, dated 1/29/16, 0.360%, principal and interest in the amount of $200,006,000, due 2/1/16, (collateralized by a U.S. Treasury Note with a par value of $198,130,000, coupon rate of 2.250%, due 11/15/24, market value of $203,994,648)	200,000,000
48,177,927	With State Street Bank and Trust Co., dated 1/29/16, 0.01%, principal and interest in the amount of $48,177,967, due 2/1/16, (collateralized by a U.S. Treasury Bond with a par value of $35,705,000, coupon rate of 8.000%, due 11/15/21, market value of $49,147,361)	48,177,927
200,000,000	With UBS AG, dated 1/29/16, 0.320%, principal and interest in the amount of $200,005,333, due 2/1/16, (collateralized by U.S. Treasury Notes with a par value of $195,216,300, coupon rates of 1.000%—2.750%, due 3/15/18—2/15/24, total market value of $203,999,986)	200,000,000

	TOTAL REPURCHASE AGREEMENT (Amortized Cost $488,177,927)	488,177,927

TOTAL INVESTMENTS (Amortized Cost $882,953,112)[2]	99.9%	$882,953,112
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	538,874

NET ASSETS	100.0%	$883,491,986

*	Percentages indicated are based on net assets.
[1]	Floating Rate Bond. Rate shown is as of January 31, 2016.
[2]	Aggregate cost for federal tax purposes was $882,953,112.

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2016 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — 83.2%

	Daily Variable/Floating Rate Notes — 45.3%
$700,000	California Pollution Control Financing Authority, Pollution Control Revenue, Refunding, ExxonMobil Corp. Project,
	0.01% due 4/1/17	$700,000
7,395,000	California State Communities Development Authority Revenue, Chevron USA Inc. Project,
	0.01% due 5/15/24	7,395,000
10,000,000	California State Municipal Finance Authority Revenue, Chevron USA Inc., Series A,
	0.01% due 11/1/35	10,000,000
17,655,000	Charlotte Mecklenburg Hospital Authority, Health Care System Revenue, Carolinas Healthcare, Series B, (SPA: J.P. Morgan Chase),
	0.01% due 1/15/38	17,655,000
6,675,000	Charlotte Mecklenburg Hospital Authority, Health Care System Revenue, Carolinas Healthcare, Series C, (LOC: U.S. Bank N.A.),
	0.01% due 1/15/26	6,675,000
4,860,000	Charlotte Mecklenburg Hospital Authority, Health Care System Revenue, Carolinas Healthcare, Series D (LOC: U.S. Bank N.A.),
	0.01% due 1/15/26	4,860,000
7,000,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series V-1,
	0.01% due 7/1/36	7,000,000
4,000,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series V-2,
	0.01% due 7/1/36	4,000,000
3,100,000	East Baton Rouge Parish Industrial Development Board Inc, Revenue Bonds, ExxonMobil Corp. Project,
	0.01% due 8/1/35	3,100,000
4,550,000	East Baton Rouge Parish, Louisiana, Industrial Development Board Revenue, ExxonMobil Corp. Project,
	0.01% due 12/1/51	4,550,000
2,700,000	East Baton Rouge Parish, Louisiana, Industrial Development Board Revenue, ExxonMobil Corp. Project, Series B,
	0.01% due 12/1/40	2,700,000
	East Baton Rouge Parish, Louisiana, Pollution Control Revenue, ExxonMobil Corp. Project:
2,800,000	0.010% due 11/1/19	2,800,000
6,650,000	0.010% due 3/1/22	6,650,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

	Geisinger Authority, Pennsylvania, Health System Revenue, Geisinger Health System, Series A, (SPA: Wells Fargo Bank N.A.):
$7,500,000	0.010% due 5/15/35	$7,500,000
4,500,000	0.010% due 10/1/43	4,500,000
11,580,000	Geisinger Authority, Pennsylvania, Health System Revenue, Geisinger Health System, Series B, (SPA: TD Bank N.A.),
	0.01% due 10/1/43	11,580,000
	Gulf Coast Waste Disposal Authority, Texas, Pollution Control Revenue, Refunding, ExxonMobil Corp. Project:
700,000	0.010% due 6/1/20	700,000
9,350,000	0.010% due 10/1/24	9,350,000
11,300,000	Harris County, Texas, Industrial Development Corp., Pollution Control Revenue, ExxonMobil Corp. Project,
	0.01% due 3/1/24	11,300,000
8,735,000	Jackson County, Mississippi, Port Facilities Revenue, Chevron USA Inc. Project,
	0.01% due 6/1/23	8,735,000
3,100,000	Joliet, Illinois, Regional Port District, Marine Terminal Revenue, ExxonMobil Corp. Project,
	0.01% due 10/1/24	3,100,000
2,025,000	Massachusetts Health and Educational Facilities Authority Revenue, Wellesley College, Series G,
	0.01% due 7/1/39	2,025,000
5,050,000	Massachusetts State Health & Educational Facilities Authority Revenue, Harvard University, Series R,
	0.01% due 11/1/49	5,050,000
9,950,000	Massachusetts State Health & Educational Facilities Authority Revenue, Tufts University, Series N-1, (SPA: U.S. Bank N.A.),
	0.01% due 8/15/40	9,950,000
14,410,000	Metropolitan Transportation Authority, NY, Dedicated Tax Funds Revenue, Series A-1, (SPA: Royal Bank of Canada),
	0.01% due 11/1/31	14,410,000
9,395,000	Metropolitan Washington Airports Authority, Airport System, Revenue Bonds, Series D-2, (LOC: TD Bank N.A.),
	0.01% due 10/1/39	9,395,000
6,590,000	Mississippi Business Finance Commission, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series A,
	0.01% due 12/1/30	6,590,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$10,000,000	Mississippi Business Finance Commission, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series D,
	0.01% due 12/1/30	$10,000,000
2,100,000	Mississippi Business Finance Commission, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series F,
	0.01% due 11/1/35	2,100,000
1,165,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series C,
	0.01% due 12/1/30	1,165,000
9,285,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series G,
	0.01% due 11/1/35	9,285,000
1,400,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, St. Louis University, Series A-1, (LOC: Wells Fargo Bank N.A.),
	0.01% due 10/1/35	1,400,000
4,100,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Washington University, Series C, (SPA: U.S. Bank N.A.),
	0.01% due 3/1/40	4,100,000
10,500,000	Missouri State Health & Educational Facilities Authority, Series B, (SPA: U.S. Bank N.A.),
	0.01% due 2/15/33	10,500,000
2,150,000	Mobile County, Alabama, Industrial Development Authority, Pollution Control Revenue, ExxonMobil Project,
	0.01% due 7/15/32	2,150,000
7,655,000	Montgomery County, PA, General Obligation Unlimited, Series A, (SPA: PNC Bank N.A.),
	0.01% due 8/15/24	7,655,000
16,515,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, Series B, (SPA: Bank of New York Mellon),
	0.01% due 6/1/41	16,515,000
7,900,000	New Hampshire Health & Education Facilities Authority Revenue, University of New Hamshire, Series B-2,
	0.01% due 7/1/33	7,900,000
7,100,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-4, (SPA: TD Bank N.A.),
	0.01% due 11/1/29	7,100,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$8,280,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 1, Subseries 1D, (SPA: Landesbank Hessen-Thuerigen),
	0.01% due 11/1/22	$8,280,000
5,510,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-F, (SPA: Royal Bank of Canada),
	0.01% due 11/1/22	5,510,000
3,500,000	New York City, New York, General Obligation Unlimited, Series 1, Subseries I-2, (LOC: J.P. Morgan Chase),
	0.01% due 3/1/40	3,500,000
10,000,000	New York City, New York, General Obligation Unlimited, Subseries D-3, (LOC: Royal Bank of Canada),
	0.01% due 10/1/39	10,000,000
14,000,000	New York City, New York, General Obligation Unlimited, Subseries D-3, (SPA: J.P. Morgan Chase),
	0.01% due 8/1/38	14,000,000
2,100,000	New York City, New York, General Obligation Unlimited, Subseries I-5, (LOC: Bank of New York Mellon),
	0.01% due 4/1/36	2,100,000
19,700,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, CC-1, (SPA: Bank of Nova Scotia),
	0.01% due 6/15/38	19,700,000
6,590,000	Ohio State Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group, Revenue Bonds, Series B-1 (Liquidity Agreement: Wells Fargo Bank N.A.),
	0.01% due 1/1/39	6,590,000
3,300,000	Ohio State Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group, Revenue Bonds, Series B-4 (SPA: Barclays Bank PLC),
	0.01% due 1/1/43	3,300,000
5,670,000	Philadelphia, Pennsylvania, Hospitals & Higher Education Facilities Authority Revenue, Childrens Hospital Project, Series A, (SPA: Wells Fargo Bank N.A.),
	0.01% due 2/15/21	5,670,000
7,655,000	Philadelphia, Pennsylvania, Hospitals & Higher Education Facilities Authority Revenue, Childrens Hospital Project, Series B, (SPA: Wells Fargo Bank N.A.),
	0.01% due 7/1/25	7,655,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$7,000,000	Port Arthur, Texas, Navigation District Revenue, Refunding, Texaco Inc. Project,
	0.01% due 10/1/24	$7,000,000
1,600,000	Uinta County, Wyoming, Pollution Control Revenue, Chevron USA Inc. Project,
	0.01% due 8/15/20	1,600,000
1,005,000	University of California Regents Medical Center, Pooled Revenue, Series B-2, (SPA: Wells Fargo Bank N.A.),
	0.01% due 5/15/32	1,005,000
380,000	University of Michigan, University Revenue, Series A, (SPA: Wells Fargo Bank N.A.),
	0.01% due 4/1/38	380,000
14,690,000	University of North Carolina Hospital, Chapel Hill Revenue, Series A, (SPA: Landesbank Hessen-Thuerigen),
	0.01% due 2/15/31	14,690,000
3,000,000	Valdez, Alaska, Marine Terminal Revenue Bonds, ExxonMobil Pipeline Co. Project, Series B,
	0.01% due 12/1/33	3,000,000
10,635,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Corp. Project,
	0.01% due 12/1/29	10,635,000
600,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Pipeline Co. Project,
	0.01% due 10/1/25	600,000
1,425,000	Virginia College Building Authority, Virginia, Educational Facilities Revenue, 21st Century College, Series C, (SPA: Wells Fargo Bank N.A.),
	0.01% due 2/1/26	1,425,000
7,360,000	Washington State Health Care Facilities Authority Revenue, MultiCare Health Systems, Series D, (LOC: Barclays Bank PLC),
	0.01% due 8/15/41	7,360,000
800,000	Wisconsin State Health & Educational Facilities Authority Revenue, Goodwill Industries of North Central Wisconsin, (LOC: Wells Fargo Bank N.A.),
	0.02% due 11/1/25	800,000

	Total Daily Variable/Floating Rate Notes (Amortized Cost $396,940,000)	396,940,000

	Weekly Variable/Floating Rate Notes — 37.9%
14,000,000	Alaska State International Airports Revenue, Series A, (LOC: State Street Bank & Trust Co.),
	0.01% due 10/1/30	14,000,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$2,100,000	California State Educational Facilities Authority, Revenue Bonds, Stanford University, Series L,
	0.01% due 10/1/22	$2,100,000
9,000,000	California State General Obligation Unlimited Series A-1, (LOC: Royal Bank of Canada),
	0.01% due 5/1/40	9,000,000
700,000	Colorado Educational & Cultural Facility Authority Revenue, Boulder Country Day School, (LOC: Wells Fargo Bank N.A.),
	0.12% due 9/1/26	700,000
2,705,000	Colorado Educational and Cultural Facilities Authority Revenue, Nature Conservancy Project A,
	0.01% due 7/1/27	2,705,000
2,515,000	Colorado Housing and Finance Authority, Revenue Bonds, Class I, (SPA: FHLB),
	0.01% due 4/1/20	2,515,000
12,000,000	Connecticut State Health & Educational Facility Authority Revenue, Yale University, Series U2,
	0.01% due 7/1/33	12,000,000
8,915,000	Guilford County, North Carolina, General Obligations Unlimited, Series B, (SPA: Branch Banking & Trust),
	0.03% due 4/1/27	8,915,000
15,000,000	Illinois State Finance Authority Revenue, Northwestern Community Hospital, Series C, (LOC: J.P. Morgan Chase),
	0.01% due 7/1/32	15,000,000
14,000,000	Illinois State Finance Authority Revenue, Northwestern University, Subseries D,
	0.01% due 12/1/46	14,000,000
6,439,000	Illinois State Finance Authority Revenue, University of Chicago,
	0.01% due 7/1/38	6,439,000
5,170,000	JEA, Florida, Electric System Revenue, Series 3-A, (SPA: Royal Bank of Canada),
	0.01% due 10/1/36	5,170,000
598,000	Kern Water Bank Authority California Revenue, Series A, (LOC: Wells Fargo Bank N.A.),
	0.01% due 7/1/28	598,000
10,000,000	King County, Washington, General Obligation Limited, Multi-Modal, Series A, (LOC: State Street Bank & Trust Co.),
	0.01% due 1/1/40	10,000,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$6,160,000	Los Angeles, California, Community Redevelopment Agency, Multi-Family Housing Revenue, Forest City South Park II Apts, (FNMA Insured),
	0.01% due 12/15/24	$6,160,000
3,000,000	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series A,
	0.01% due 2/15/38	3,000,000
	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series B:
2,000,000	0.010% due 2/15/38	2,000,000
13,850,000	0.010% due 10/1/39	13,850,000
6,000,000	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series C,
	0.01% due 2/15/38	6,000,000
6,000,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series F,
	0.01% due 11/1/26	6,000,000
3,515,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series I,
	0.01% due 11/1/28	3,515,000
2,610,000	Massachusetts State Health & Educational Facilities Authority Revenue, Boston University Project, Series H, (LOC: State Street Bank & Trust Co.),
	0.01% due 12/1/29	2,610,000
6,200,000	Massachusetts State Water Resource Authority, General Obligations, Series B, (LOC: Landesbank Hessen-Thuerigen),
	0.01% due 8/1/28	6,200,000
2,500,000	New Jersey State Educational Facilities Authority Revenue, Refunding, Institute For Advanced Study, Series B, (SPA: Wells Fargo Bank N.A.),
	0.01% due 7/1/31	2,500,000
6,200,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, 90 Washington Street, Series A, (FNMA Insured),
	0.01% due 2/15/35	6,200,000
4,900,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-1, (SPA: TD Bank N.A.),
	0.01% due 11/15/28	4,900,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$10,000,000	New York City, New York, Local Government Assistance Corp., Revenue Bonds, Subseries B-7V, (SPA: J.P. Morgan Chase),
	0.01% due 4/1/20	$10,000,000
4,000,000	New York State Dormitory Authority Revenue, Columbia, Series B,
	0.01% due 7/1/28	4,000,000
6,300,000	New York State Housing Finance Agency Revenue, North End, Series A, (FNMA Insured),
	0.01% due 11/15/36	6,300,000
7,500,000	New York State Housing Finance Agency, Revenue Bonds, Series B, (FHLMC Insured),
	0.01% due 5/1/42	7,500,000
	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series A:
2,040,000	0.010% due 12/1/17	2,040,000
10,300,000	0.010% due 6/1/27	10,300,000
11,115,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series B,
	0.01% due 12/1/21	11,115,000
6,500,000	Ohio State University General Receipts,
	0.01% due 12/1/21	6,500,000
8,765,000	Ohio State University, Series B,
	0.01% due 12/1/29	8,765,000
7,000,000	Ohio State University, Series E,
	0.01% due 6/1/35	7,000,000
8,100,000	Ohio State, General Obligation Unlimited, Series C,
	0.01% due 6/15/26	8,100,000
6,500,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series B-3,
	0.01% due 9/1/35	6,500,000
5,555,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series C-1,
	0.01% due 9/1/36	5,555,000
1,900,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series C-5,
	0.01% due 9/1/36	1,900,000
11,750,000	Purdue University, Indiana, Certificate of Participation, Series A,
	0.01% due 7/1/35	11,750,000
6,275,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series A,
	0.01% due 7/1/33	6,275,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$10,185,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series C,
	0.01% due 7/1/32	$10,185,000
2,405,000	University of North Carolina, Revenue Bonds, Series B,
	0.01% due 12/1/25	2,405,000
17,105,000	University of North Carolina, Revenue Bonds, Series C,
	0.01% due 12/1/25	17,105,000
	University of Texas, University Revenue, Financing System, Series B:
1,360,000	0.010% due 8/1/16	1,360,000
3,455,000	0.010% due 8/1/33	3,455,000
3,975,000	0.010% due 8/1/34	3,975,000
9,800,000	0.010% due 8/1/39	9,800,000
4,600,000	Washington State, Housing Finance Commission, Single Family Program, (SPA: State Street Bank & Trust Co.),
	0.01% due 6/1/48	4,600,000

	Total Weekly Variable/Floating Rate Notes (Amortized Cost $332,562,000)	332,562,000

	TOTAL VARIABLE/FLOATING RATE NOTES (Amortized Cost $729,502,000)	729,502,000

FIXED RATE NOTES* — 13.5%
24,810,000	Collier County, FL, School Board, Certificate of Participation, (AGMC Insured),
	5.00% due 2/15/25	24,856,023
3,140,000	County of Aiken , Consolidated School District, General Obligation Unlimited, (SCSDE Insured),
	5.00% due 4/1/16	3,164,324
6,000,000	County of Clark, NV, General Obligation Limited., (NPFG Insured),
	4.75% due 11/1/23	6,067,466
3,845,000	County of Davis, UT, School District, General Obligation Unlimited, Series B,
	3.00% due 4/1/16	3,862,220
15,000,000	County of Harris TX, General Obligation Limited. Notes,
	1.50% due 2/29/16	15,016,507
5,250,000	County of King, WA, General Obligation Limited,
	5.00% due 6/1/16	5,333,754
	Hawaii State, General Obligation Unlimited, Series DI, (AGMC Insured):
10,800,000	5.000% due 3/1/18	10,842,436
6,590,000	5.000% due 3/1/19	6,615,571

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2016 — (Unaudited)

Face
Amount		Value

FIXED RATE NOTES* — (Continued)

$24,335,000	Maryland State, General Obligation Unlimited, Series A,
	5.00% due 3/1/18	$24,430,619
10,500,000	Missouri State, Highways & Transportation Commission, Revenue Bonds, Series B,
	5.00% due 5/1/26	10,624,291
7,500,000	State of Florida, General Obligation Unlimited,
	5.00% due 6/1/16	7,619,262

	TOTAL FIXED RATE NOTES (Amortized Cost $118,432,473)	118,432,473

TOTAL INVESTMENTS (Amortized Cost $847,934,473)[2]	96.7%	$847,934,473
OTHER ASSETS IN EXCESS OF LIABILITIES	3.3	28,937,987

NET ASSETS	100.0%	$876,872,460

* Percentages indicated are based on net assets.
[1] Demand Security; payable upon demand by the Fund with usually no more than thirty (30) calendar day’s notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the final maturity date.
[2] Aggregate cost for federal tax purposes was $847,934,473.
Abbreviations:
AGMC — Assured Guaranty Municipal Corporation
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
LOC — Letter of Credit
NPFG — National Public Finance Guarantee Corporation
SCSDE — South Carolina State Department of Education
SPA — Stand-By Purchase Agreement

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2016 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — 10.4%

	Federal Home Loan Bank — 5.7%
$19,000,000	5.000% due 11/17/17	$20,401,079
4,500,000	4.125% due 12/13/19	4,986,504

		25,387,583

	Federal Home Loan Mortgage Corporation — 3.5%
5,000,000	5.125% due 10/18/16	5,159,835
10,000,000	3.750% due 3/27/19	10,810,300

		15,970,135

	Federal National Mortgage Association — 1.2%
5,000,000	5.000% due 5/11/17	5,269,885

		5,269,885

	TOTAL AGENCY NOTES (Cost $46,135,235)	46,627,603

MORTGAGE-BACKED SECURITIES*,1 — 23.9%

	Federal Home Loan Mortgage Corporation — 9.0%
98	# G00807, 9.500% due 3/1/21	99
289,163	# G12342, 5.500% due 8/1/21	310,640
35,454	# J03649, 5.500% due 10/1/21	38,045
53,727	# J03604, 5.500% due 10/1/21	57,230
128,003	# J03536, 5.500% due 11/1/21	133,952
114,621	# G12442, 6.000% due 11/1/21	123,984
93,377	# G18163, 5.500% due 1/1/22	101,877
341,743	# G13396, 5.500% due 12/1/23	374,475
58,255	# D78677, 8.000% due 3/1/27	60,822
225,168	# C00742, 6.500% due 4/1/29	256,500
71,801	# A57845, 7.000% due 2/1/37	76,610
99,607	# A68937, 6.000% due 11/1/37	112,532
60,280	# A68332, 5.500% due 11/1/37	67,083
608,079	# A69653, 5.500% due 12/1/37	674,832
345,342	# A70446, 5.000% due 12/1/37	378,867
617,200	# A73370, 5.000% due 2/1/38	676,885
739,797	# A90421, 4.500% due 12/1/39	803,636
881,485	# A92890, 4.500% due 7/1/40	959,679
2,985,990	# A97620, 4.500% due 3/1/41	3,251,359
4,126,820	# C03770, 3.500% due 2/1/42	4,319,519
2,777,765	# Q07651, 3.500% due 4/1/42	2,911,764
11,525,589	# G08671, 3.500% due 10/1/45	12,057,682
12,000,000	# G08687, 3.500% due 1/1/46	12,553,995

		40,302,067

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,1 — (Continued)

	Federal National Mortgage Association — 14.1%
$481	# 535962, 6.500% due 5/1/16	$482
234	# 595134, 6.500% due 7/1/16	235
2,607	# 596498, 6.000% due 7/1/16	2,618
693	# 608777, 6.500% due 10/1/16	698
11,996	# 625990, 5.500% due 12/1/16	12,134
2,517	# 643340, 6.500% due 3/1/17	2,535
5,368	# 555016, 6.500% due 10/1/17	5,486
50,983	# 686230, 5.500% due 2/1/18	52,309
74,380	# 254685, 5.000% due 4/1/18	77,295
92,921	# 740449, 5.500% due 9/1/18	96,055
45,470	# 768557, 5.500% due 2/1/19	47,082
47,006	# 255159, 5.500% due 3/1/19	49,312
384	# 313796, 9.500% due 2/1/21	389
1,718	# 125275, 7.000% due 3/1/24	1,910
7,803	# 313795, 9.500% due 1/1/25	7,972
1,528,961	# AH6827, 4.000% due 3/1/26	1,633,539
1,079,316	# AI1657, 4.000% due 4/1/26	1,153,542
1,970,934	# AB3900, 3.000% due 11/1/26	2,059,101
24,632	# 373328, 8.000% due 3/1/27	24,720
2,419,622	# AK4751, 3.000% due 4/1/27	2,528,450
21,540	# 390895, 8.000% due 6/1/27	22,738
5,487,848	# AO0533, 3.000% due 6/1/27	5,733,462
112,444	# 397602, 8.000% due 8/1/27	127,179
2,194	# 499335, 6.500% due 8/1/29	2,509
9,328	# 252806, 7.500% due 10/1/29	11,523
403	# 523497, 7.500% due 11/1/29	460
2,479	# 588945, 7.000% due 6/1/31	2,768
102,062	# 607862, 7.000% due 9/1/31	111,625
9,323	# 656872, 6.500% due 8/1/32	10,661
19,295	# 687575, 7.000% due 2/1/33	19,594
491,856	# 789856, 6.000% due 8/1/34	560,634
164,690	# 820811, 6.000% due 4/1/35	187,719
98,691	# 829202, 5.000% due 7/1/35	109,067
230,412	# 826586, 5.000% due 8/1/35	254,653
56,742	# 867021, 7.000% due 3/1/36	58,435
54,294	# 256216, 7.000% due 4/1/36	67,480
223,344	# 898412, 5.000% due 10/1/36	246,958
38,315	# 910894, 5.000% due 2/1/37	42,282
57,587	# 912456, 6.500% due 3/1/37	65,853
104,565	# 959877, 5.000% due 11/1/37	115,390
774,679	#973241, 5.000% due 3/1/38	854,870
229,641	# 975593, 5.000% due 6/1/38	253,412
267,354	# 257573, 5.500% due 2/1/39	298,164

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,1 — (Continued)
	Federal National Mortgage Association — (Continued)

$975,351	# AD7128, 4.500% due 7/1/40	$1,063,213
7,708,942	# AH1568, 4.500% due 12/1/40	8,441,766
3,882,878	# AH6991, 4.000% due 1/1/41	4,160,640
2,742,663	# AH4004, 4.500% due 3/1/41	2,990,196
2,393,341	# AH8351, 4.000% due 3/1/41	2,563,738
1,698,612	# AJ1315, 4.000% due 9/1/41	1,832,791
2,233,207	# AI8779, 4.000% due 11/1/41	2,393,107
4,052,755	# AJ5958, 4.000% due 12/1/41	4,342,956
1,448,932	# AK5070, 3.500% due 3/1/42	1,518,631
6,021,877	# AK5426, 3.500% due 3/1/42	6,319,201
10,147,442	# AT7682, 3.500% due 6/1/43	10,684,528

		63,224,067

	Government National Mortgage Association — 0.8%
13,585	# 460389, 7.000% due 5/15/28	13,722
9,654	# 464049, 7.000% due 7/15/28	10,578
15,343	# 476259, 7.000% due 8/15/28	15,397
11,500	# 485264, 7.500% due 2/15/31	11,833
23,134	# 559304, 7.000% due 9/15/31	25,931
35,778	# 570289, 7.000% due 1/15/32	36,787
341,066	# 652486, 5.500% due 4/15/36	382,492
484,902	# 651859, 5.000% due 6/15/36	542,606
353,744	# 782150, 5.500% due 4/15/37	398,522
104,715	# 608508, 6.000% due 8/15/37	118,252
81,250	# 662521, 6.000% due 8/15/37	91,754
164,055	# 677545, 6.000% due 11/15/37	185,263
185,728	# 676291, 6.000% due 12/15/37	209,738
34,724	# 678831, 5.000% due 1/15/38	38,238
148,800	# 685836, 5.500% due 4/15/38	166,609
809,915	# 698235, 5.000% due 6/15/39	896,996
449,786	# 716655, 5.000% due 8/15/39	494,582

		3,639,300

	TOTAL MORTGAGE-BACKED SECURITIES (Cost $104,597,481)	107,165,434

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Face
Amount		Value

CORPORATE NOTES* — 37.5%

	Communications — 3.2%
$8,954,000	Amazon.com, Inc.,
	2.600% due 12/5/19	$9,138,076
5,000,000	Amazon.com, Inc.,
	4.800% due 12/5/34	5,254,875

		14,392,951

	Consumer, Cyclical — 8.1%
7,000,000	American Honda Finance Corp.,
	1.600% due 7/13/18	7,007,490
9,344,000	Toyota Motor Credit Corp.,
	2.000% due 10/24/18	9,444,215
9,335,000	Wal-Mart Stores, Inc.,
	7.550% due 2/15/30	13,332,947
5,000,000	Wal-Mart Stores, Inc.,
	6.500% due 8/15/37	6,545,355

		36,330,007

	Consumer, Non-Cyclical — 7.9%
10,650,000	Coca-Cola Co. (The),
	3.300% due 9/1/21	11,329,491
11,850,000	PepsiCo, Inc.,
	7.900% due 11/1/18	13,832,043
8,114,000	Procter & Gamble Co. (The),
	5.550% due 3/5/37	10,121,063

		35,282,597

	Financial — 11.4%
10,000,000	Berkshire Hathaway Finance Corp.,
	4.250% due 1/15/21[2]	10,934,600
20,107,000	GE Capital International Funding Co.,
	0.964% due 4/15/16[3]	20,116,309
8,379,000	Wachovia Corp.,
	5.750% due 2/1/18	9,046,932
11,000,000	Wells Fargo & Co.,
	4.100% due 6/3/26	11,156,288

		51,254,129

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Face
Amount		Value

CORPORATE NOTES* — (Continued)

	Industrial — 5.0%
$10,000,000	Caterpillar Financial Services Corp.,
	7.050% due 10/1/18	$11,376,300
10,000,000	John Deere Capital Corp.,
	3.900% due 7/12/21	10,841,260

		22,217,560

	Technology — 1.9%
8,000,000	Intel Corp.,
	3.300% due 10/1/21	8,462,032

		8,462,032

	TOTAL CORPORATE NOTES (Cost $164,488,805)	167,939,276

US TREASURY NOTES/BONDS* — 24.5%
10,000,000	U.S. Treasury Bonds,
	7.500% due 11/15/16	10,537,110
20,000,000	U.S. Treasury Bonds,
	6.250% due 8/15/23	26,431,240
12,100,000	U.S. Treasury Bonds,
	6.125% due 8/15/29	17,733,591
5,000,000	U.S. Treasury Bonds,
	3.125% due 11/15/41	5,423,240
15,000,000	U.S. Treasury Notes,
	1.250% due 10/31/18	15,120,705
12,000,000	U.S. Treasury Notes,
	3.750% due 11/15/18	12,929,064
7,000,000	U.S. Treasury Notes,
	1.375% due 11/30/18	7,080,934
14,500,000	U.S. Treasury Notes,
	1.250% due 10/31/19	14,553,244

	TOTAL US TREASURY NOTES/BONDS (Cost $106,363,108)	109,809,128

MUNICIPAL BONDS* — 1.4%
6,035,000	Mississippi, General Obligation Unlimited, Series C,
	2.227% due 10/1/17	6,169,098

	TOTAL MUNICIPAL BONDS (Cost $6,035,000)	6,169,098

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2016 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 1.5%
$6,551,382	With Societe Generale, dated 1/29/16, 0.360%, principal and interest in the amount of $6,551,579, due 2/1/16, (collateralized by a U.S. Treasury Note with a par value of $6,490,000, coupon rate of 2.250%, due 11/15/24, market value of $6,682,104)	$6,551,382

	TOTAL REPURCHASE AGREEMENT (Cost $6,551,382)	6,551,382

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.8%
3,847,553	State Street Navigator Securities Lending Prime Portfolio	3,847,553

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $3,847,553)	3,847,553

TOTAL INVESTMENTS (Cost $438,018,564)[4]	100.0%	$448,109,474
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	24,943

NET ASSETS	100.0%	$448,134,417

*	Percentages indicated are based on net assets.
[1]	Represents current face amount at January 31, 2016.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transasctions exempt from registration, normally to qualified buyers.
[4]	Aggregate cost for federal tax purposes was $438,018,564.

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.9%

	Aerospace & Defense — 7.3%
42,130	Boeing Co. (The)	$5,061,077
48,710	Raytheon Co.	6,246,570

		11,307,647

	Banks — 9.4%
99,220	JPMorgan Chase & Co.	5,903,590
51,940	PNC Financial Services Group, Inc. (The)	4,500,601
81,705	Wells Fargo & Co.	4,104,042

		14,508,233

	Beverages — 5.4%
41,630	Dr Pepper Snapple Group, Inc.	3,906,559
45,600	PepsiCo, Inc.	4,528,080

		8,434,639

	Biotechnology — 2.1%
83,285	Baxalta, Inc.	3,332,233

	Capital Markets — 4.7%
48,200	Franklin Resources, Inc.	1,670,612
130,000	Invesco, Ltd.	3,890,900
26,760	Northern Trust Corp.	1,661,261

		7,222,773

	Chemicals — 0.7%
12,230	Monsanto Co.	1,108,038

	Communications Equipment — 2.6%
168,510	Cisco Systems, Inc.	4,008,853

	Consumer Finance — 2.8%
26,620	American Express Co.	1,424,170
64,130	Discover Financial Services	2,936,513

		4,360,683

	Electronic Equipment, Instruments & Components — 1.8%
56,030	Amphenol Corp. — Class A	2,777,407

	Energy Equipment & Services — 3.8%
46,745	Halliburton Co.	1,486,023
60,240	Schlumberger, Ltd.	4,353,545

		5,839,568

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Food Products — 2.2%
59,470	Campbell Soup Co.	$3,354,703

	Health Care Equipment & Supplies — 2.7%
68,390	Baxter International, Inc.	2,503,074
21,500	Medtronic PLC	1,632,280

		4,135,354

	Health Care Providers & Services — 4.6%
35,680	Laboratory Corp. of America Holdings[1]	4,008,648
73,350	Patterson Cos., Inc.	3,114,441

		7,123,089

	Hotels, Restaurants & Leisure — 2.1%
16,755	Panera Bread Co. — Class A1,2	3,250,470

	Insurance — 2.1%
28,350	Chubb, Ltd.	3,205,534

	Internet & Catalog Retail — 2.2%
3,240	Priceline Group, Inc. (The)[1]	3,450,503

	IT Services — 10.3%
48,070	Accenture PLC — Class A	5,073,308
28,060	Cognizant Technology Solutions Corp. — Class A1	1,776,479
40,570	Gartner, Inc.[1]	3,565,697
61,550	Global Payments, Inc.	3,628,372
22,300	Mastercard, Inc. — Class A	1,985,369

		16,029,225

	Life Sciences Tools & Services — 2.3%
30,000	Waters Corp.[1]	3,636,300

	Machinery — 3.0%
34,200	Danaher Corp.	2,963,430
17,400	Parker-Hannifin Corp.	1,690,584

		4,654,014

	Media — 3.6%
50,000	Omnicom Group, Inc.	3,667,500
31,900	Scripps Networks Interactive, Inc. — Class A	1,944,943

		5,612,443

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Multi-line Retail — 4.1%
45,000	Dollar General Corp.	$3,377,700
36,565	Dollar Tree, Inc.[1]	2,973,466

		6,351,166

	Oil, Gas & Consumable Fuels — 2.2%
38,660	Chevron Corp.	3,342,930

	Pharmaceuticals — 7.2%
58,430	Abbott Laboratories	2,211,576
48,570	Eli Lilly & Co.	3,841,887
48,280	Johnson & Johnson	5,042,363

		11,095,826

	Software — 3.1%
132,030	Oracle Corp.	4,794,009

	Specialty Retail — 2.4%
29,970	Home Depot, Inc.	3,769,027

	Technology Hardware, Storage & Peripherals — 4.3%
68,090	Apple, Inc.	6,627,881

	Trading Companies & Distributors — 0.9%
6,750	WW Grainger, Inc.	1,327,658

	TOTAL COMMON STOCKS (Cost $112,608,695)	154,660,206

INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.4%
680,750	State Street Navigator Securities Lending Prime Portfolio	680,750

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $680,750)	680,750

TOTAL INVESTMENTS (Cost $113,289,445)[3]	100.3%	$155,340,956
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)	(464,790)

NET ASSETS	100.0%	$154,876,166

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $113,319,181.

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — 96.6%

	Aerospace & Defense — 1.7%
420,012	Orbital ATK, Inc.	$37,897,683

	Airlines — 1.7%
449,703	Air Methods Corp.[1]	17,511,435
1,318,316	Skywest, Inc.	19,801,106

		37,312,541

	Automotive — 3.8%
1,131,399	American Axle & Manufacturing Holdings, Inc.[1]	14,504,535
240,794	Lithia Motors, Inc. — Class A	18,437,597
361,739	Tenneco Automotive, Inc.[1]	13,822,047
558,552	Thor Industries, Inc.	29,284,882
721,222	Wabash National Corp.[1]	7,976,715

		84,025,776

	Banking — 12.3%
445,302	Chemical Financial Corp.	14,187,322
473,891	Eagle Bancorp, Inc.[1,2]	22,386,611
381,529	Euronet Worldwide, Inc.[1]	30,434,568
1,655,866	FirstMerit Corp.	32,090,683
2,482,703	FNB Corp.	29,916,571
906,060	Great Western Bancorp, Inc.	23,666,287
321,058	Lakeland Financial Corp.	14,059,130
404,620	WesBanco, Inc.	11,742,072
1,327,111	Western Alliance Bancorp[1]	43,237,276
1,562,410	Wilshire Bancorp, Inc.	16,545,922
739,973	Wintrust Financial Corp.	31,145,464

		269,411,906

	Building Materials — 1.4%
398,023	ScanSource, Inc.[1]	12,489,962
421,114	US Concrete, Inc.[1]	19,152,264

		31,642,226

	Chemicals — 0.7%
1,826,293	Huntsman Corp.	15,760,909

	Commercial Services — 7.6%
873,014	AMN Healthcare Services, Inc.[1]	24,592,804
867,517	Cardtronics, Inc.[1,2]	26,728,199
785,053	Grand Canyon Education, Inc.[1,2]	29,557,246
895,005	Korn/Ferry International	27,575,104

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Commercial Services — (Continued)

543,160	MAXIMUS, Inc.	$28,988,449
702,590	Omnicell, Inc.[1]	19,665,494
429,908	TrueBlue, Inc.[1]	9,819,099

		166,926,395

	Communications — 3.7%
969,770	ARRIS International PLC[1,2]	24,700,042
690,493	Fabrinet[1]	17,200,181
2,528,882	Iridium Communications, Inc.[1,2]	17,601,019
456,298	Plantronics, Inc.	20,455,839

		79,957,081

	Computer Software & Processing — 0.9%
1,062,129	Web.com Group, Inc.[1]	19,999,889

	Computers & Information — 2.6%
693,793	Electronics for Imaging, Inc.[1]	28,709,154
922,874	Super Micro Computer, Inc.[1,2]	27,483,188

		56,192,342

	Consumer Services — 0.2%
248,492	Boyd Gaming Corp.[1]	4,425,643

	Electric Utilities — 2.5%
583,840	ALLETE, Inc.	30,885,136
338,650	IDACORP, Inc.	23,566,654

		54,451,790

	Electrical Equipment — 2.9%
463,995	AZZ, Inc.	23,886,463
308,963	EnerSys	14,963,078
242,994	Littelfuse, Inc.	24,761,088

		63,610,629

	Electronics — 5.6%
712,487	Cirrus Logic, Inc.[1]	24,737,549
1,070,925	Integrated Device Technology, Inc.[1]	27,287,169
903,801	Microsemi Corp.[1]	28,650,492
234,197	Synaptics, Inc.[1,2]	17,168,982
868,615	Tessera Technologies, Inc.	25,033,484

		122,877,676

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Entertainment & Leisure — 1.2%
876,311	Cinemark Holdings, Inc.	$25,842,411

	Financial Services — 3.6%
433,209	EPR Properties	25,970,880
943,384	Kite Realty Group Trust	24,999,676
870,814	PennyMac Mortgage Investment Trust	11,799,530
1,682,256	Summit Hotel Properties, Inc.	17,074,898

		79,844,984

	Forest Products & Paper — 2.4%
886,208	Boise Cascade Co.[1]	18,309,057
246,289	Drew Industries, Inc.	14,136,989
1,754,826	Graphic Packaging Holding Co.	19,934,823

		52,380,869

	Health Care Providers — 4.0%
610,231	Acadia Healthcare Co., Inc.[1,2]	37,242,398
580,542	Team Health Holdings, Inc.[1]	23,726,752
514,572	VCA, Inc.[1]	26,382,106

		87,351,256

	Heavy Construction — 1.9%
461,794	Granite Construction, Inc.	17,839,102
1,185,276	Primoris Services Corp.	24,167,778

		42,006,880

	Heavy Machinery — 1.5%
443,497	Brunswick Corp.	17,673,355
1,250,147	Entegris, Inc.[1]	14,576,714

		32,250,069

	Home Construction, Furnishings & Appliances — 4.9%
633,322	CalAtlantic Group, Inc.	20,576,632
306,767	Helen of Troy, Ltd.[1]	27,415,767
904,901	Herman Miller, Inc.	23,183,563
996,158	La-Z-Boy, Inc.	21,357,627
1,096,214	Steelcase, Inc. — Class A	13,987,691

		106,521,280

	Insurance — 5.8%
1,601,993	American Equity Investment Life Holding Co.	29,140,253
1,466,752	CNO Financial Group, Inc.	25,521,485
416,716	Horace Mann Educators Corp.	12,801,515

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Insurance — (Continued)

332,052	Molina Healthcare, Inc.[1,2]	$18,232,975
2,311,177	Radian Group, Inc.	23,250,441
233,097	WellCare Health Plans, Inc.[1]	17,710,710

		126,657,379

	Media — Broadcasting & Publishing — 2.4%
415,616	Ryman Hospitality Properties	19,513,171
974,168	Sinclair Broadcast Group, Inc. — Class A	32,147,544

		51,660,715

	Medical Supplies — 4.7%
295,647	Coherent, Inc.[1]	22,844,643
1,670,161	Depomed, Inc.[1,2]	25,620,270
1,217,162	Globus Medical, Inc. — Class A1,2	30,368,192
345,249	STERIS PLC	23,905,041

		102,738,146

	Oil & Gas — 2.5%
527,768	Carrizo Oil & Gas, Inc.[1,2]	14,318,346
70,367	Chesapeake Utilities Corp.	4,431,010
493,681	Delek US Holdings, Inc.	8,402,450
1,165,484	Forum Energy Technologies, Inc.[1]	13,065,076
400,222	New Jersey Resources Corp.	14,095,819

		54,312,701

	Pharmaceuticals — 2.4%
557,453	AMAG Pharmaceuticals, Inc.[1]	12,771,248
621,223	Emergent Biosolutions, Inc.[1,2]	22,736,762
1,540,417	Supernus Pharmaceuticals, Inc.[1]	17,468,329

		52,976,339

	Real Estate — 1.0%
1,307,321	Hilltop Holdings, Inc.[1]	20,877,916

	Real Estate Investment Trusts — 2.8%
2,011,911	Ashford Hospitality Trust, Inc.	11,186,225
1,719,639	Brandywine Realty Trust	22,062,968
823,535	DuPont Fabros Technology, Inc.	27,316,656

		60,565,849

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Restaurants — 2.9%
1,872,473	Bloomin’ Brands, Inc.	$33,067,873
856,522	Texas Roadhouse, Inc.	31,545,705

		64,613,578

	Retailers — 2.0%
533,263	Big Lots, Inc.	20,679,939
249,590	Stamps.com, Inc.[1]	23,416,534

		44,096,473

	Telecommunications — 1.2%
370,536	j2 Global, Inc.	26,867,565

	Textiles, Clothing & Fabrics — 1.0%
703,689	Steven Madden, Ltd.[1]	22,722,118

	Transportation — 0.8%
1,139,096	Swift Transportation Co.[1,2]	18,578,656

	TOTAL COMMON STOCKS (Cost $2,144,221,968)	2,117,357,670

Face
Amount

REPURCHASE AGREEMENT* — 3.9%
$84,535,409	With State Street Bank and Trust Co., dated 1/29/16, 0.01%, principal and interest in the amount of $84,535,480, due 2/1/16, (collateralized by U.S. Treasury Notes with a par value of $79,625,000, coupon rates of 1.750%—3.375%, due 9/30/19—11/15/19, total market value of $86,230,634)	84,535,409

	TOTAL REPURCHASE AGREEMENT (Cost $84,535,409)	84,535,409

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2016 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 5.0%
108,888,495	State Street Navigator Securities Lending Prime Portfolio	$108,888,495

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $108,888,495)	108,888,495

TOTAL INVESTMENTS (Cost $2,337,645,872)[3]	105.5%	$2,310,781,574
LIABILITIES IN EXCESS OF OTHER ASSETS	(5.5)	(119,497,885)

NET ASSETS	100.0%	$2,191,283,689

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $2,347,338,619.

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — 97.2%

	Advertising — 3.9%
26,515	Interpublic Group of Cos., Inc. (The)	$594,997
22,036	Outfront Media, Inc.	479,283

		1,074,280

	Aerospace & Defense — 1.6%
10,233	Spirit AeroSystems Holdings, Inc. — Class A1	433,879

	Airlines — 1.1%
14,448	JetBlue Airways Corp.[1,2]	307,887

	Automotive — 4.3%
26,113	Gentex Corp.[2]	357,487
3,353	Lear Corp.	348,142
9,643	Thor Industries, Inc.	505,582

		1,211,211

	Banking — 7.6%
16,403	East West Bancorp, Inc.[2]	531,785
54,948	Huntington Bancshares, Inc.[2]	471,454
15,504	PacWest Bancorp	569,152
37,137	Umpqua Holdings Corp.[2]	537,744

		2,110,135

	Commercial Services — 6.7%
6,384	Fluor Corp.	286,578
10,528	Global Payments, Inc.[2]	620,626
10,837	Jacobs Engineering Group, Inc.[1]	425,135
11,400	Vantiv, Inc. — Class A1,2	536,370

		1,868,709

	Communications — 3.5%
16,564	CommScope Holding Co., Inc.[1,2]	371,365
7,041	Harris Corp.	612,356

		983,721

	Computer Software & Processing — 5.4%
11,145	Amdocs, Ltd.	610,077
8,919	Deluxe Corp.	498,572
4,091	F5 Networks, Inc.[1]	383,654

		1,492,303

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Computers & Information — 1.7%
23,953	Pitney Bowes, Inc.[2]	$469,000

	Containers & Packaging — 1.9%
11,869	Crown Holdings, Inc.[1]	544,550

	Electric Utilities — 5.0%
19,125	CMS Energy Corp.[2]	743,580
24,275	OGE Energy Corp.	636,733

		1,380,313

	Electrical Equipment — 1.6%
7,967	Regal Beloit	447,825

	Electronics — 5.4%
6,196	Arrow Electronics, Inc.[1,2]	319,714
9,764	Avnet, Inc.	389,779
57,590	ON Semiconductor Corp.[1]	492,970
7,993	Qorvo, Inc.[1]	316,523

		1,518,986

	Financial Services — 5.0%
15,851	Corporate Office Properties Trust	353,477
7,953	Digital Realty Trust, Inc.[2]	636,876
21,486	RLJ Lodging Trust	392,979

		1,383,332

	Forest Products & Paper — 2.2%
22,988	Masco Corp.	606,653

	Health Care Providers — 3.4%
9,831	HealthSouth Corp.[2]	351,852
8,396	Mednax, Inc.[1]	583,186

		935,038

	Heavy Construction — 1.7%
28,835	PulteGroup, Inc.[2]	483,275

	Heavy Machinery — 1.9%
16,175	ITT Corp.	524,879

	Insurance — 10.6%
20,212	Assured Guaranty, Ltd.	480,641
6,277	Health Net, Inc.[1]	415,663

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Insurance — (Continued)

13,895	Lincoln National Corp.	$548,297
57,631	MGIC Investment Corp.[1]	381,517
35,823	Old Republic International Corp.	647,680
6,183	WellCare Health Plans, Inc.[1,2]	469,784

		2,943,582

	Media — Broadcasting & Publishing — 1.6%
18,160	TEGNA, Inc.[2]	436,022

	Miscellaneous — 1.7%
16,094	Corrections Corp. of America[2]	463,668

	Oil & Gas — 2.2%
8,785	HollyFrontier Corp.	307,211
21,847	SM Energy Co.[2]	305,421

		612,632

	Pharmaceuticals — 1.3%
2,736	Jazz Pharmaceuticals PLC[1]	352,233

	Real Estate — 1.8%
3,635	Jones Lang LaSalle, Inc.	511,517

	Restaurants — 4.0%
10,676	Brinker International, Inc.	531,024
9,254	Darden Restaurants, Inc.[2]	583,557

		1,114,581

	Retailers — 5.3%
2,535	Advance Auto Parts, Inc.[2]	385,447
9,348	Foot Locker, Inc.	631,551
58,422	Rite Aid Corp.[1]	455,107

		1,472,105

	Textiles, Clothing & Fabrics — 2.2%
20,292	Hanesbrands, Inc.	620,326

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Transportation — 2.6%
3,849	Expedia, Inc.	$388,903
6,371	Old Dominion Freight Line, Inc.[1]	349,322

		738,225

	TOTAL COMMON STOCKS (Cost $28,980,061)	27,040,867

Face
Amount

REPURCHASE AGREEMENT* — 4.8%
$1,338,742	With State Street Bank and Trust Co., dated 1/29/16, 0.01%, principal and interest in the amount of $1,338,743, due 2/1/16, (collateralized by a U.S. Treasury Note with a par value of $1,360,000, coupon rate of 1.000%, due 5/15/18, market value of $1,366,309)	1,338,742

	TOTAL REPURCHASE AGREEMENT (Cost $1,338,742)	1,338,742

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 24.2%
6,744,085	State Street Navigator Securities Lending Prime Portfolio	6,744,085

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $6,744,085)	6,744,085

TOTAL INVESTMENTS (Cost $37,062,888)[3]	126.2%	$35,123,694
LIABILITIES IN EXCESS OF OTHER ASSETS	(26.2)	(7,287,199)

NET ASSETS	100.0%	$27,836,495

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $37,329,890.

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.6%

	Aerospace & Defense — 1.0%
5,020	General Dynamics Corp.	$671,525

	Airlines — 3.1%
20,120	Delta Air Lines, Inc.	891,115
8,765	FedEx Corp.	1,164,693

		2,055,808

	Automotive — 2.7%
33,925	General Motors Co.	1,005,537
15,710	PACCAR, Inc.	770,890

		1,776,427

	Banking — 9.1%
36,390	Ally Financial, Inc.[1]	576,782
17,545	Capital One Financial Corp.	1,151,303
45,660	Citigroup, Inc.	1,944,203
12,780	Discover Financial Services	585,196
82,320	Regions Financial Corp.	668,438
30,930	SunTrust Banks, Inc.	1,131,419

		6,057,341

	Beverages, Food & Tobacco — 2.2%
27,000	Tyson Foods, Inc. — Class A	1,440,720

	Chemicals — 3.1%
14,020	Albemarle Corp.	738,013
10,245	Celanese Corp. — Class A	652,299
22,535	CF Industries Holdings, Inc.	676,050

		2,066,362

	Computer Software & Processing — 1.2%
13,645	Fidelity National Information Services, Inc.	815,016

	Cosmetics & Personal Care — 2.2%
18,130	Procter & Gamble Co. (The)	1,481,040

	Electric Utilities — 6.2%
27,415	Exelon Corp.	810,662
26,190	FirstEnergy Corp.	865,841
29,785	OGE Energy Corp.	781,261
14,705	PG&E Corp.	807,452
20,225	Public Service Enterprise Group, Inc.	835,292

		4,100,508

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Electronic Technology — 1.5%
13,630	Lam Research Corp.	$978,498

	Energy — 4.0%
34,100	Exxon Mobil Corp.	2,654,685

	Financial Services — 12.3%
150,745	Bank of America Corp.	2,131,534
9,615	Goldman Sachs Group, Inc. (The)	1,553,400
26,695	HCP, Inc.	959,418
47,560	JPMorgan Chase & Co.	2,829,820
87,575	VEREIT, Inc.	675,203

		8,149,375

	Heavy Machinery — 1.3%
16,370	Eaton Corp. PLC	826,849

	Household Products — 1.2%
4,915	Snap-on, Inc.	794,067

	Insurance — 7.8%
16,755	Aflac, Inc.	971,120
6,510	Anthem, Inc.	849,490
13,000	Lincoln National Corp.	512,980
29,005	Metlife, Inc.	1,295,073
6,605	Travelers Cos., Inc. (The)	706,999
29,520	Unum Group	845,453

		5,181,115

	Medical Supplies — 1.7%
11,545	Zimmer Biomet Holdings, Inc.	1,145,957

	Metals & Mining — 1.7%
59,065	Corning, Inc.	1,099,200

	Oil & Gas — 9.3%
23,455	Chevron Corp.	2,028,154
39,805	Devon Energy Corp.	1,110,559
29,245	Noble Energy, Inc.	946,661
72,310	Transocean, Ltd.[2]	753,470
19,880	Valero Energy Corp.	1,349,256

		6,188,100

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Pharmaceuticals — 8.4%
15,890	Johnson & Johnson	$1,659,551
5,660	McKesson Corp.	911,147
31,225	Merck & Co., Inc.	1,582,171
46,515	Pfizer, Inc.	1,418,242

		5,571,111

	Producer Manufacturing — 1.1%
20,615	Johnson Controls, Inc.	739,460

	Real Estate Investment Trusts — 1.2%
58,050	Host Hotels & Resorts, Inc.	803,992

	Retailers — 5.0%
7,270	CVS Health Corp.	702,209
11,230	Dollar General Corp.	842,924
14,625	Express Scripts Holding Co.[1]	1,051,099
11,020	Foot Locker, Inc.	744,511

		3,340,743

	Software — 1.6%
29,395	Oracle Corp.	1,067,332

	Technology — 5.7%
82,600	Cisco Systems, Inc.	1,965,054
59,555	Intel Corp.	1,847,396

		3,812,450

	Telecommunications — 1.5%
26,915	AT&T, Inc.	970,555

	Telephone Systems — 1.5%
19,640	Verizon Communications, Inc.	981,411

	Transportation — 2.0%
14,340	Carnival Corp.	690,184
8,755	Union Pacific Corp.	630,360

		1,320,544

	TOTAL COMMON STOCKS (Cost $69,397,207)	66,090,191

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2016 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 0.4%
$259,435	With State Street Bank and Trust Co., dated 1/29/16, 0.01%, principal and interest in the amount of $259,436, due 2/1/16, (collateralized by a U.S. Treasury Note with a par value of $265,000, coupon rate of 1.625%, due 12/31/19, market value of $269,608)	$259,435

	TOTAL REPURCHASE AGREEMENT (Cost $259,435)	259,435

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.1%
741,178	State Street Navigator Securities Lending Prime Portfolio	741,178

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $741,178)	741,178

TOTAL INVESTMENTS (Cost $70,397,820)[3]	101.1%	$67,090,804
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.1)	(703,160)

NET ASSETS	100.0%	$66,387,644

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $70,517,789.

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.2%

	Airlines — 1.3%
16,698	Hawaiian Holdings, Inc.[1,2]	$587,937

	Auto Components — 1.8%
30,465	Metaldyne Performance Group, Inc.	361,010
11,031	Tenneco Automotive, Inc.[1]	421,495

		782,505

	Automobiles — 0.5%
11,940	Winnebago Industries	210,263

	Banks — 8.7%
39,763	Brookline Bancorp, Inc.	443,755
20,393	Cardinal Financial Corp.	388,894
10,875	Central Pacific Financial Corp.	227,831
14,204	Columbia Banking System, Inc.	420,865
25,239	First Midwest Bancorp, Inc.	439,916
18,805	Hanmi Financial Corp.	408,068
11,248	Home BancShares, Inc.	435,410
18,559	PrivateBancorp, Inc.	698,375
25,559	Talmer Bancorp, Inc. — Class A	410,478

		3,873,592

	Biotechnology — 4.1%
17,804	Emergent Biosolutions, Inc.[1]	651,627
23,284	Momenta Pharmaceuticals, Inc.[1]	289,187
8,650	NewLink Genetics Corp.[1]	210,714
9,524	Prothena Corp. PLC[1]	370,960
49,262	Sangamo Biosciences, Inc.[1,2]	298,035

		1,820,523

	Capital Markets — 0.4%
4,104	Evercore Partners, Inc. — Class A	185,378

	Chemicals — 2.4%
6,103	Innospec, Inc.	304,235
3,553	Stepan Co.	159,743
24,613	Trinseo SA1	585,543

		1,049,521

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Commercial Services & Supplies — 2.0%
8,557	Deluxe Corp.	$478,336
17,580	Steelcase, Inc. — Class A	224,321
6,171	Sykes Enterprises, Inc.[1]	181,674

		884,331

	Communications Equipment — 2.4%
7,528	Dycom Industries, Inc.[1]	498,805
9,185	InterDigital, Inc.	413,693
3,823	Plantronics, Inc.	171,385

		1,083,883

	Construction & Engineering — 1.0%
15,327	Comfort Systems USA, Inc.	434,367

	Diversified Consumer Services — 0.9%
7,797	Strayer Education, Inc.[1,2]	416,282

	Diversified Telecommunication Services — 0.5%
13,844	Inteliquent, Inc.	237,840

	Electrical Equipment — 1.8%
10,697	Belden, Inc.	456,976
29,688	General Cable Corp.	347,943

		804,919

	Electronic Equipment, Instruments & Components — 3.1%
4,334	Littelfuse, Inc.	441,635
12,734	Mercury Systems, Inc.[1]	243,092
13,717	Methode Electronics, Inc.	357,465
5,887	OSI Systems, Inc.[1]	322,725

		1,364,917

	Energy Equipment & Services — 0.9%
20,243	Matrix Service Co.[1]	383,807

	Food Products — 1.9%
7,858	Cal-Maine Foods, Inc.	396,593
15,869	Farmer Brothers Co.[1]	442,269

		838,862

	Health Care Equipment & Supplies — 5.4%
6,511	CONMED Corp.	240,516
32,335	Cutera, Inc.[1,2]	363,445

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Health Care Equipment & Supplies — (Continued)

4,860	Cynosure, Inc. — Class A1,2	$175,932
2,078	ICU Medical, Inc.[1]	200,008
16,731	Natus Medical, Inc.[1]	590,270
8,348	NuVasive, Inc.[1,2]	385,010
22,762	SurModics, Inc.[1]	454,102

		2,409,283

	Health Care Providers & Services — 4.9%
17,126	Aceto Corp.	391,329
15,506	AMN Healthcare Services, Inc.[1,2]	436,804
21,864	Cross Country Healthcare, Inc.[1,2]	314,842
6,664	Molina Healthcare, Inc.[1]	365,920
3,926	Providence Service Corp. (The)[1,2]	174,314
9,493	US Physical Therapy, Inc.	485,567

		2,168,776

	Health Care Technology — 1.0%
16,568	Omnicell, Inc.[1]	463,738

	Hotels, Restaurants & Leisure — 4.1%
5,202	BJ’s Restaurants, Inc.[1]	223,114
27,451	Bloomin’ Brands, Inc.	484,784
8,289	Cheesecake Factory, Inc. (The)	400,359
9,784	Diamond Resorts International, Inc.[1,2]	180,221
12,960	Interval Leisure Group, Inc.	152,669
8,202	Ryman Hospitality Properties	385,084

		1,826,231

	Household Durables — 3.1%
6,518	Helen of Troy, Ltd.[1,2]	582,513
19,161	La-Z-Boy, Inc.	410,812
43,417	ZAGG, Inc.[1,2]	400,305

		1,393,630

	Insurance — 4.2%
9,312	AMERISAFE, Inc.	475,005
16,757	Employers Holdings, Inc.	417,417
21,530	Heritage Insurance Holdings, Inc.	426,725
8,398	Hilltop Holdings, Inc.[1]	134,116
13,635	Selective Insurance Group, Inc.	426,912

		1,880,175

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Internet Software & Services — 2.0%
57,234	DHI Group, Inc.[1]	$532,849
18,166	Perficient, Inc.[1]	346,062

		878,911

	IT Services — 5.8%
6,618	CSG Systems International, Inc.	231,233
7,932	Euronet Worldwide, Inc.[1]	632,736
13,486	ExlService Holdings, Inc.[1]	588,799
12,554	Hackett Group, Inc. (The)	185,422
7,133	Heartland Payment Systems, Inc.	656,806
10,315	NeuStar, Inc. — Class A1,2	253,543

		2,548,539

	Leisure Equipment & Products — 0.6%
12,799	Nautilus, Inc.[1]	249,325

	Life Sciences Tools & Services — 4.1%
19,230	AMAG Pharmaceuticals, Inc.[1]	440,559
10,020	Cambrex Corp.[1]	347,093
25,664	Luminex Corp.[1,2]	492,492
8,341	PAREXEL International Corp.[1,2]	533,491

		1,813,635

	Machinery — 2.4%
18,681	Douglas Dynamics, Inc.	371,005
25,840	Federal Signal Corp.	382,173
11,320	Greenbrier Cos., Inc.	292,735

		1,045,913

	Marine — 1.0%
11,275	Matson, Inc.	455,623

	Multi-line Retail — 1.0%
11,680	Big Lots, Inc.	452,950

	Oil, Gas & Consumable Fuels — 0.5%
12,672	Delek US Holdings, Inc.	215,677

	Paper & Forest Products — 1.1%
7,771	Neenah Paper, Inc.[2]	469,679

	Pharmaceuticals — 0.6%
9,722	Lannett Co., Inc.[1,2]	248,008

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Professional Services — 3.4%
4,935	Insperity, Inc.	$221,730
13,739	Korn/Ferry International	423,299
28,860	Navigant Consulting, Inc.[1]	455,699
17,718	TrueBlue, Inc.[1]	404,679

		1,505,407

	Real Estate Investment Trusts — 6.7%
14,570	Agree Realty Corp.	537,924
7,512	American Assets Trust, Inc.	280,874
9,241	Coresite Realty Corp.	592,718
23,901	DiamondRock Hospitality Co.	198,378
14,981	DuPont Fabros Technology, Inc.	496,920
7,657	EastGroup Properties, Inc.	408,807
23,223	Urstadt Biddle Properties, Inc. — Class A	471,427

		2,987,048

	Real Estate Management & Development — 0.3%
4,872	Marcus & Millichap, Inc.[1,2]	115,174

	Semiconductors & Semiconductor Equipment — 4.7%
10,351	Cabot Microelectronics Corp.[1]	420,665
30,532	Cascade Microtech, Inc.[1,2]	483,932
12,187	CEVA, Inc.[1]	282,129
35,028	Rudolph Technologies, Inc.[1,2]	448,709
83,803	Xcerra Corp.[1,2]	459,240

		2,094,675

	Software — 2.0%
8,896	QAD, Inc. — Class A	164,665
52,327	TiVo, Inc.[1]	417,569
19,788	VASCO Data Security International, Inc.[1,2]	306,714

		888,948

	Specialty Retail — 3.1%
9,206	Asbury Automotive Group, Inc.[1,2]	433,419
27,906	Express, Inc.[1]	473,286
14,665	Hibbett Sports, Inc.[1,2]	471,626

		1,378,331

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Thrifts & Mortgage Finance — 1.7%
24,594	BofI Holding, Inc.[1,2]	$422,033
17,215	Essent Group, Ltd.[1,2]	309,354

		731,387

	Water and Sewer — 1.2%
11,498	American States Water Co.	522,009

	Wireless Telecommunication Services — 0.6%
10,754	Shenandoah Telecommunications Co.	247,127

	TOTAL COMMON STOCKS (Cost $42,336,821)	43,949,126

Face
Amount

REPURCHASE AGREEMENT* — 1.2%
$511,440	With State Street Bank and Trust Co., dated 1/29/16, 0.01%, principal and interest in the amount of $511,440, due 2/1/16, (collateralized by a U.S. Treasury Note with a par value of $510,000, coupon rate of 1.750%, due 9/30/19, market value of $523,868)	511,440

	TOTAL REPURCHASE AGREEMENT (Cost $511,440)	511,440

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 14.5%
6,444,454	State Street Navigator Securities Lending Prime Portfolio	6,444,454

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $6,444,454)	6,444,454

TOTAL INVESTMENTS (Cost $49,292,715)[3]	114.9%	$50,905,020
LIABILITIES IN EXCESS OF OTHER ASSETS	(14.9)	(6,613,388)

NET ASSETS	100.0%	$44,291,632

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $49,317,330.

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.1%

	Aerospace & Defense — 2.9%
144,258	Boeing Co. (The)	$17,329,713
68,923	General Dynamics Corp.	9,219,830
191,493	Honeywell International, Inc.	19,762,078
78,810	Huntington Ingalls Industries, Inc.	10,078,223

		56,389,844

	Air Freight & Logistics — 0.4%
168,192	Expeditors International of Washington, Inc.	7,588,823

	Airlines — 0.6%
175,975	Alaska Air Group, Inc.	12,388,640

	Auto Components — 1.4%
543,272	Gentex Corp.	7,437,394
180,922	Lear Corp.	18,785,131

		26,222,525

	Automobiles — 0.7%
313,544	Harley-Davidson, Inc.	12,541,760

	Banks — 4.2%
536,033	East West Bancorp, Inc.	17,378,190
348,622	JPMorgan Chase & Co.	20,743,009
233,292	PNC Financial Services Group, Inc. (The)	20,214,752
142,036	SunTrust Banks, Inc.	5,195,677
337,720	Wells Fargo & Co.	16,963,675

		80,495,303

	Beverages — 2.1%
234,005	Dr Pepper Snapple Group, Inc.	21,959,029
194,263	PepsiCo, Inc.	19,290,316

		41,249,345

	Biotechnology — 4.5%
123,446	Amgen, Inc.	18,853,907
68,256	Biogen, Inc.[1]	18,637,983
148,980	Celgene Corp.[1]	14,945,674
201,977	Gilead Sciences, Inc.	16,764,091
142,643	United Therapeutics Corp.[1,2]	17,570,765

		86,772,420

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Capital Markets — 2.0%
602,501	Bank of New York Mellon Corp. (The)	$21,822,586
602,512	TD Ameritrade Holding Corp.	16,617,281

		38,439,867

	Chemicals — 1.8%
243,725	LyondellBasell Industries N.V. — Class A	19,003,238
342,745	Westlake Chemical Corp.	15,588,043

		34,591,281

	Commercial Services & Supplies — 1.0%
301,198	Avery Dennison Corp.	18,339,946

	Communications Equipment — 3.2%
1,090,878	Brocade Communications Systems, Inc.	8,705,206
756,947	Cisco Systems, Inc.	18,007,769
724,241	Juniper Networks, Inc.	17,092,088
405,343	QUALCOMM, Inc.	18,378,252

		62,183,315

	Construction & Engineering — 1.0%
420,001	Fluor Corp.	18,853,845

	Diversified Financial Services — 2.1%
279,252	MSCI, Inc.	19,223,708
357,768	Nasdaq, Inc.	22,181,616

		41,405,324

	Diversified Telecommunication Services — 2.1%
528,659	AT&T, Inc.	19,063,444
417,262	Verizon Communications, Inc.	20,850,582

		39,914,026

	Electric Utilities — 0.6%
419,307	Exelon Corp.	12,398,908

	Electrical Equipment — 0.6%
171,494	AO Smith Corp.	11,978,856

	Energy Equipment & Services — 2.1%
415,119	Helmerich & Payne, Inc.	21,088,045
614,879	National Oilwell Varco, Inc.	20,008,163

		41,096,208

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Food & Staples Retailing — 3.1%
201,050	CVS Health Corp.	$19,419,419
502,561	Kroger Co. (The)	19,504,392
317,935	Wal-Mart Stores, Inc.	21,098,167

		60,021,978

	Food Products — 2.8%
181,267	Campbell Soup Co.	10,225,272
202,695	Ingredion, Inc.	20,415,440
428,064	Tyson Foods, Inc. — Class A	22,841,495

		53,482,207

	Health Care Providers & Services — 4.5%
169,046	Aetna, Inc.	17,215,645
186,470	AmerisourceBergen Corp.	16,700,253
127,458	Anthem, Inc.	16,631,994
189,742	Centene Corp.[1,2]	11,775,389
133,072	Mednax, Inc.[1]	9,243,181
129,144	UnitedHealth Group, Inc.	14,872,223

		86,438,685

	Hotels, Restaurants & Leisure — 1.8%
945,770	Hilton Worldwide Holdings, Inc.	16,844,164
270,813	Wyndham Worldwide Corp.	17,575,763

		34,419,927

	Household Products — 0.7%
162,175	Church & Dwight, Inc.	13,622,700

	Insurance — 3.0%
337,964	Cincinnati Financial Corp.	19,476,866
620,301	Progressive Corp. (The)	19,384,406
171,456	Travelers Cos., Inc. (The)	18,352,650

		57,213,922

	Internet & Catalog Retail — 0.9%
165,130	Expedia, Inc.	16,684,735

	Internet Software & Services — 0.9%
724,402	eBay, Inc.[1]	16,994,471

	IT Services — 7.9%
205,550	Accenture PLC — Class A	21,693,747
339,745	Amdocs, Ltd.	18,597,641

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	IT Services — (Continued)

317,319	Cognizant Technology Solutions Corp. — Class A1	$20,089,466
152,439	Global Payments, Inc.	8,986,279
259,693	Paychex, Inc.	12,428,907
503,710	PayPal Holdings, Inc.[1]	18,204,079
409,915	Total System Services, Inc.	16,462,186
234,965	Visa, Inc. — Class A	17,502,543
1,070,491	Western Union Co. (The)	19,097,560

		153,062,408

	Life Sciences Tools & Services — 2.2%
44,906	Mettler-Toledo International, Inc.[1]	14,048,842
137,305	Thermo Fisher Scientific, Inc.	18,132,498
88,032	Waters Corp.[1]	10,670,359

		42,851,699

	Machinery — 1.6%
138,356	Danaher Corp.	11,988,547
207,025	Illinois Tool Works, Inc.	18,646,742

		30,635,289

	Media — 5.1%
343,277	Comcast Corp. — Class A	19,123,962
915,378	Interpublic Group of Cos., Inc. (The)	20,541,082
266,634	Omnicom Group, Inc.	19,557,604
171,993	Scripps Networks Interactive, Inc. — Class A	10,486,413
140,153	Time Warner, Inc.	9,872,377
186,831	Walt Disney Co. (The)	17,902,147

		97,483,585

	Multi-line Retail — 0.5%
188,358	Kohl’s Corp.	9,370,810

	Multi-Utilities — 2.7%
257,726	CMS Energy Corp.	10,020,387
137,139	Consolidated Edison, Inc.	9,516,075
296,925	Public Service Enterprise Group, Inc.	12,263,003
327,691	SCANA Corp.	20,628,148

		52,427,613

	Office Electronics — 0.5%
947,264	Xerox Corp.	9,235,824

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Oil, Gas & Consumable Fuels — 3.9%
109,160	Chevron Corp.	$9,439,065
456,638	Marathon Petroleum Corp.	19,082,902
235,901	Phillips 66	18,907,465
107,531	Tesoro Corp.	9,382,080
280,230	Valero Energy Corp.	19,019,210

		75,830,722

	Paper & Forest Products — 0.9%
512,118	International Paper Co.	17,519,557

	Pharmaceuticals — 3.5%
78,043	Jazz Pharmaceuticals PLC[1,2]	10,047,256
194,240	Johnson & Johnson	20,286,426
373,802	Mylan N.V.[1]	19,695,627
601,639	Pfizer, Inc.	18,343,973

		68,373,282

	Professional Services — 1.5%
227,505	Manpowergroup, Inc.	17,370,007
284,027	Robert Half International, Inc.	12,431,862

		29,801,869

	Real Estate Investment Trusts — 1.9%
773,514	Brixmor Property Group, Inc.	20,590,943
524,022	Liberty Property Trust	15,364,325

		35,955,268

	Semiconductors & Semiconductor Equipment — 3.0%
1,048,248	Applied Materials, Inc.	18,501,577
665,753	Intel Corp.	20,651,658
127,652	Skyworks Solutions, Inc.	8,797,776
193,380	Texas Instruments, Inc.	10,235,603

		58,186,614

	Software — 2.9%
281,596	Citrix Systems, Inc.[1]	19,841,254
381,823	Microsoft Corp.	21,034,629
344,705	VMware, Inc. — Class A1	15,770,254

		56,646,137

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Specialty Retail — 3.5%
299,463	Foot Locker, Inc.	$20,231,720
156,289	Home Depot, Inc.	19,654,905
263,851	Lowe’s Cos., Inc.	18,907,563
1,035,832	Staples, Inc.	9,239,621

		68,033,809

	Technology Hardware, Storage & Peripherals — 3.4%
191,395	Apple, Inc.	18,630,389
1,386,371	Hewlett Packard Enterprise Co.	19,076,465
591,986	NetApp, Inc.	12,982,253
306,559	Western Digital Corp.	14,708,701

		65,397,808

	Textiles, Apparel & Luxury Goods — 1.6%
247,431	Michael Kors Holdings, Ltd.[1]	9,872,497
337,062	NIKE, Inc. — Class B	20,901,215

		30,773,712

	Thrifts & Mortgage Finance — 1.0%
1,239,114	New York Community Bancorp, Inc.	19,181,485

	Tobacco — 0.5%
168,766	Altria Industrial Motion Corp.	10,313,290

	TOTAL COMMON STOCKS (Cost $1,901,215,164)	1,912,809,642

Face
Amount

REPURCHASE AGREEMENT* — 0.8%
$15,322,065	With State Street Bank and Trust Co., dated 1/29/16, 0.01%, principal and interest in the amount of $15,322,078, due 2/1/16, (collateralized by a U.S. Treasury Note with a par value of $15,365,000, coupon rate of 1.625%, due 12/31/19, market value of $15,632,167)	15,322,065

	TOTAL REPURCHASE AGREEMENT (Cost $15,322,065)	15,322,065

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2016 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.8%
36,002,332	State Street Navigator Securities Lending Prime Portfolio	$36,002,332

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $36,002,332)	36,002,332

TOTAL INVESTMENTS (Cost $1,952,539,561)[3]	101.7%	$1,964,134,039
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.7)	(33,390,990)

NET ASSETS	100.0%	$1,930,743,049

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $1,953,714,510.

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.7%

	Aerospace & Defense — 3.6%
271,521	Boeing Co. (The)	$32,617,818
379,155	Honeywell International, Inc.	39,128,796

		71,746,614

	Air Freight & Logistics — 0.6%
259,718	Expeditors International of Washington, Inc.	11,718,476

	Airlines — 1.3%
241,542	Alaska Air Group, Inc.	17,004,557
238,599	Southwest Airlines Co.	8,976,094

		25,980,651

	Auto Components — 0.8%
158,479	Lear Corp.	16,454,875

	Automobiles — 0.8%
406,039	Harley-Davidson, Inc.	16,241,560

	Beverages — 2.6%
446,177	Dr Pepper Snapple Group, Inc.	41,869,250
103,345	PepsiCo, Inc.	10,262,158

		52,131,408

	Biotechnology — 7.1%
259,425	Amgen, Inc.	39,621,980
142,039	Biogen, Inc.[1]	38,785,170
146,757	Celgene Corp.[1]	14,722,662
421,300	Gilead Sciences, Inc.	34,967,900
105,583	United Therapeutics Corp.[1]	13,005,714

		141,103,426

	Building Products — 1.0%
776,192	Masco Corp.	20,483,707

	Capital Markets — 0.6%
467,983	Charles Schwab Corp. (The)	11,947,606

	Chemicals — 2.1%
520,504	LyondellBasell Industries N.V. — Class A	40,583,697

	Commercial Services & Supplies — 1.1%
368,174	Avery Dennison Corp.	22,418,115

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Communications Equipment — 1.0%
212,342	F5 Networks, Inc.[1]	$19,913,433

	Distributors — 0.5%
361,143	LKQ Corp.[1]	9,895,318

	Diversified Consumer Services — 1.1%
495,524	ServiceMaster Global Holdings, Inc.[1]	20,916,068

	Diversified Financial Services — 1.0%
299,925	MSCI, Inc.	20,646,837

	Diversified Telecommunication Services — 2.3%
902,148	Verizon Communications, Inc.	45,080,336

	Electronic Equipment, Instruments & Components — 2.8%
399,250	Amphenol Corp. — Class A	19,790,822
500,899	CDW Corp.	19,259,567
767,225	Jabil Circuit, Inc.[2]	15,275,450

		54,325,839

	Energy Equipment & Services — 1.1%
201,693	Cameron International Corp.[1]	13,243,162
333,545	FMC Technologies, Inc.[1]	8,388,657

		21,631,819

	Food & Staples Retailing — 3.4%
273,898	CVS Health Corp.	26,455,808
1,045,664	Kroger Co. (The)	40,582,220

		67,038,028

	Food Products — 2.6%
531,703	General Mills, Inc.	30,046,537
266,467	Hormel Foods Corp.	21,426,611

		51,473,148

	Health Care Equipment & Supplies — 0.5%
135,826	Varian Medical Systems, Inc.[1]	10,476,259

	Health Care Providers & Services — 5.0%
421,854	Cardinal Health, Inc.	34,326,260
356,905	Centene Corp.[1]	22,149,524

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Health Care Providers & Services — (Continued)

272,753	Express Scripts Holding Co.[1]	$19,602,758
113,703	Laboratory Corp. of America Holdings[1]	12,774,532
143,301	Mednax, Inc.[1]	9,953,688

		98,806,762

	Hotels, Restaurants & Leisure — 1.9%
1,043,434	Hilton Worldwide Holdings, Inc.	18,583,559
288,673	Wyndham Worldwide Corp.	18,734,878

		37,318,437

	Household Durables — 0.8%
426,509	Newell Rubbermaid, Inc.	16,540,019

	Insurance — 0.5%
185,536	Marsh & McLennan Cos., Inc.	9,894,635

	IT Services — 12.1%
394,896	Accenture PLC — Class A	41,677,324
189,163	Broadridge Financial Solutions, Inc.	10,131,570
701,951	Cognizant Technology Solutions Corp. — Class A1	44,440,518
532,785	Paychex, Inc.	25,499,090
1,118,740	PayPal Holdings, Inc.[1]	40,431,264
408,439	Total System Services, Inc.	16,402,910
535,470	Visa, Inc. — Class A2	39,887,160
1,144,341	Western Union Co. (The)[2]	20,415,044

		238,884,880

	Life Sciences Tools & Services — 3.2%
62,495	Mettler-Toledo International, Inc.[1]	19,551,561
222,024	Thermo Fisher Scientific, Inc.	29,320,489
120,954	Waters Corp.[1]	14,660,834

		63,532,884

	Media — 7.0%
732,314	Comcast Corp. — Class A	40,797,213
876,985	Interpublic Group of Cos., Inc. (The)	19,679,543
541,306	Omnicom Group, Inc.	39,704,795
179,894	Scripps Networks Interactive, Inc. — Class A	10,968,137
290,303	Walt Disney Co. (The)	27,816,834

		138,966,522

	Paper & Forest Products — 0.9%
521,883	International Paper Co.	17,853,617

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Pharmaceuticals — 1.8%
682,045	Merck & Co., Inc.	$34,559,220

	Professional Services — 1.3%
93,515	Equifax, Inc.	9,893,887
354,644	Robert Half International, Inc.	15,522,768

		25,416,655

	Real Estate Management & Development — 0.9%
641,063	CBRE Group, Inc.[1]	17,930,532

	Semiconductors & Semiconductor Equipment — 3.0%
283,215	Lam Research Corp.	20,332,005
420,661	Skyworks Solutions, Inc.	28,991,956
190,475	Texas Instruments, Inc.	10,081,842

		59,405,803

	Software — 7.8%
1,086,315	Activision Blizzard, Inc.	37,825,488
1,011,204	Cadence Design Systems, Inc.[1]	19,779,150
252,517	Jack Henry & Associates, Inc.	20,499,330
1,119,543	Oracle Corp.	40,650,607
797,539	VMware, Inc. — Class A1	36,487,409

		155,241,984

	Specialty Retail — 8.8%
266,420	Dick’s Sporting Goods, Inc.	10,411,694
295,895	Foot Locker, Inc.	19,990,666
317,440	Home Depot, Inc.	39,921,254
543,084	Lowe’s Cos., Inc.	38,917,400
80,919	O’Reilly Automotive, Inc.[1]	21,111,767
600,975	TJX Cos., Inc. (The)	42,813,459

		173,166,240

	Technology Hardware, Storage & Peripherals — 3.4%
398,091	Apple, Inc.	38,750,178
1,265,534	NetApp, Inc.	27,753,160

		66,503,338

	Textiles, Apparel & Luxury Goods — 1.0%
326,697	NIKE, Inc. — Class B	20,258,481

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Tobacco — 2.4%
194,176	Altria Industrial Motion Corp.	$11,866,095
691,612	Reynolds American, Inc.	34,546,020

		46,412,115

	TOTAL COMMON STOCKS (Cost $1,924,635,150)	1,972,899,344

Face
Amount

REPURCHASE AGREEMENT* — 0.5%
$10,565,003	With State Street Bank and Trust Co., dated 1/29/16, 0.01%, principal and interest in the amount of $10,565,012, due 2/1/16, (collateralized by a U.S. Treasury Note with a par value of $10,595,000, coupon rate of 1.625%, due 12/31/19, total market value of $10,779,226)	10,565,003

	TOTAL REPURCHASE AGREEMENT (Cost $10,565,003)	10,565,003

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.9%
57,995,802	State Street Navigator Securities Lending Prime Portfolio	57,995,802

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $57,995,802)	57,995,802

TOTAL INVESTMENTS (Cost $1,993,195,955)[3]	103.1%	$2,041,460,149
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.1)	(62,120,569)

NET ASSETS	100.0%	$1,979,339,580

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $1,993,758,751.

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — 89.9%

	Aerospace & Defense — 0.4%
4,520	Northrop Grumman Corp.	$836,471

	Air Freight & Logistics — 2.3%
23,420	Atlas Air Worldwide Holdings, Inc.[1]	860,217
33,780	CH Robinson Worldwide, Inc.	2,187,930
44,180	Expeditors International of Washington, Inc.	1,993,402

		5,041,549

	Airlines — 2.2%
41,500	Delta Air Lines, Inc.	1,838,035
47,800	Southwest Airlines Co.	1,798,236
35,100	Virgin America, Inc.[1,2]	1,082,835

		4,719,106

	Auto Components — 1.3%
127,440	Gentex Corp.[2]	1,744,653
27,980	Tenneco Automotive, Inc.[1]	1,069,116

		2,813,769

	Banks — 3.3%
15,810	East West Bancorp, Inc.	512,560
71,620	Huntington Bancshares, Inc.[2]	614,500
31,240	JPMorgan Chase & Co.	1,858,780
77,800	KeyCorp	868,248
36,220	PrivateBancorp, Inc.	1,362,959
48,380	SunTrust Banks, Inc.	1,769,740

		6,986,787

	Beverages — 1.8%
22,720	Dr Pepper Snapple Group, Inc.	2,132,045
18,320	PepsiCo, Inc.	1,819,176

		3,951,221

	Biotechnology — 0.3%
18,700	Acorda Therapeutics, Inc.[1]	688,534

	Capital Markets — 1.7%
47,640	HFF, Inc. — Class A1	1,361,075
175,900	Janus Capital Group, Inc.[2]	2,214,581

		3,575,656

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Chemicals — 1.9%
48,460	Dow Chemical Co. (The)	$2,035,320
26,220	Eastman Chemical Co.	1,604,926
11,620	Minerals Technologies, Inc.	476,304

		4,116,550

	Commercial Services & Supplies — 3.0%
19,140	Deluxe Corp.	1,069,926
82,000	Pitney Bowes, Inc.[2]	1,605,560
39,740	Republic Services, Inc.	1,736,638
37,620	Sykes Enterprises, Inc.[1]	1,107,533
35,980	Tetra Tech, Inc.	953,110

		6,472,767

	Communications Equipment — 1.4%
70,460	Cisco Systems, Inc.	1,676,243
14,179	Harris Corp.	1,233,148

		2,909,391

	Construction & Engineering — 2.7%
49,460	EMCOR Group, Inc.	2,260,322
41,320	Jacobs Engineering Group, Inc.[1]	1,620,984
139,220	KBR, Inc.	1,985,277

		5,866,583

	Consumer Finance — 0.2%
117,280	Ezcorp, Inc. — Class A1,2	356,531

	Containers & Packaging — 1.0%
29,140	AptarGroup, Inc.	2,124,306

	Diversified Consumer Services — 1.2%
5,558	Capella Education Co.	244,052
118,815	K12, Inc.[1]	1,091,910
50,300	Service Corp. International	1,216,757

		2,552,719

	Diversified Financial Services — 1.4%
113,800	Bank of America Corp.	1,609,132
30,740	Citigroup, Inc.	1,308,909

		2,918,041

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Diversified Telecommunication Services — 0.9%
37,120	CenturyLink, Inc.	$943,590
61,820	Inteliquent, Inc.	1,062,068

		2,005,658

	Electric Utilities — 1.5%
22,794	American Electric Power Co., Inc.	1,389,750
13,560	Entergy Corp.	957,065
30,020	Exelon Corp.	887,691

		3,234,506

	Electrical Equipment — 0.8%
25,160	AO Smith Corp.	1,757,426

	Electronic Equipment, Instruments & Components — 0.8%
28,340	Methode Electronics, Inc.	738,540
17,240	Tech Data Corp.[1]	1,075,776

		1,814,316

	Energy Equipment & Services — 0.5%
143,765	Nabors Industries, Ltd.	1,058,110

	Food & Staples Retailing — 1.4%
5,740	CVS Health Corp.	554,427
41,514	Kroger Co. (The)	1,611,158
11,300	Walgreens Boots Alliance, Inc.	900,836

		3,066,421

	Food Products — 1.5%
50,620	ConAgra Foods, Inc.	2,107,817
10,480	Ingredion, Inc.	1,055,545

		3,163,362

	Health Care Equipment & Supplies — 2.1%
14,680	Align Technology, Inc.[1]	970,935
28,120	Analogic Corp.	2,082,849
30,880	Hill-Rom Holdings, Inc.	1,509,414

		4,563,198

	Health Care Providers & Services — 0.5%
49,380	Aceto Corp.[2]	1,128,333

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Health Care Technology — 1.1%
80,560	Omnicell, Inc.[1]	$2,254,874

	Hotels, Restaurants & Leisure — 1.3%
65,940	Ruth’s Hospitality Group, Inc.	1,071,525
25,740	Wyndham Worldwide Corp.[2]	1,670,526

		2,742,051

	Household Durables — 1.5%
37,620	Leggett & Platt, Inc.	1,561,606
41,860	Newell Rubbermaid, Inc.	1,623,331

		3,184,937

	Insurance — 3.7%
24,980	Aflac, Inc.	1,447,841
22,220	Endurance Specialty Holdings, Ltd.	1,376,084
36,280	Hartford Financial Services Group, Inc. (The)	1,457,730
59,020	Old Republic International Corp.	1,067,082
16,740	Principal Financial Group, Inc.	636,120
18,420	Travelers Cos., Inc. (The)	1,971,677

		7,956,534

	Internet Software & Services — 0.8%
12,660	IAC/InterActiveCorp	657,561
54,820	Rackspace Hosting, Inc.[1]	1,107,912

		1,765,473

	IT Services — 3.5%
33,500	Amdocs, Ltd.	1,833,790
12,400	Automatic Data Processing, Inc.	1,030,316
47,200	Convergys Corp.[2]	1,153,568
61,260	Genpact, Ltd.[1]	1,465,339
19,220	Paychex, Inc.[2]	919,869
21,200	Syntel, Inc.[1]	1,003,608

		7,406,490

	Leisure Equipment & Products — 1.2%
18,380	Hasbro, Inc.[2]	1,365,266
52,180	Smith & Wesson Holding Corp.[1]	1,125,001

		2,490,267

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Life Sciences Tools & Services — 1.5%
20,020	Charles River Laboratories International, Inc.[1]	$1,486,085
26,120	PAREXEL International Corp.[1]	1,670,635

		3,156,720

	Machinery — 4.1%
47,480	AGCO Corp.[2]	2,315,600
21,360	Danaher Corp.	1,850,844
115,060	Federal Signal Corp.	1,701,737
25,800	Ingersoll-Rand PLC	1,327,926
77,140	Trinity Industries, Inc.	1,652,339

		8,848,446

	Marine — 0.8%
44,280	Matson, Inc.	1,789,355

	Media — 3.6%
38,140	Comcast Corp. — Class A	2,124,779
23,720	Gannett Co., Inc.[2]	352,005
68,900	Interpublic Group of Cos., Inc. (The)	1,546,116
21,900	Omnicom Group, Inc.[2]	1,606,365
34,420	Scripps Networks Interactive, Inc. — Class A2	2,098,587

		7,727,852

	Metals & Mining — 0.9%
93,960	Newmont Mining Corp.	1,875,442

	Multi-line Retail — 1.0%
28,789	Target Corp.	2,084,899

	Multi-Utilities — 2.9%
37,380	Ameren Corp.	1,679,110
19,480	Consolidated Edison, Inc.[2]	1,351,717
41,220	Public Service Enterprise Group, Inc.	1,702,386
24,739	SCANA Corp.[2]	1,557,320

		6,290,533

	Oil, Gas & Consumable Fuels — 3.2%
32,060	PBF Energy, Inc. — Class A	1,121,779
9,140	Phillips 66	732,571
9,020	Tesoro Corp.	786,995
30,720	Valero Energy Corp.	2,084,967
56,640	World Fuel Services Corp.	2,206,128

		6,932,440

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Paper & Forest Products — 1.0%
53,620	Schweitzer-Mauduit International, Inc.	$2,252,040

	Pharmaceuticals — 2.2%
15,720	Johnson & Johnson	1,641,797
11,620	Lannett Co., Inc.[1,2]	296,426
244,713	Sciclone Pharmaceuticals, Inc.[1]	1,955,257
65,940	Supernus Pharmaceuticals, Inc.[1,2]	747,759

		4,641,239

	Professional Services — 2.9%
26,240	Korn/Ferry International	808,455
28,720	Manpowergroup, Inc.	2,192,772
121,100	Navigant Consulting, Inc.[1]	1,912,169
30,460	Robert Half International, Inc.	1,333,234

		6,246,630

	Real Estate Investment Trusts — 8.3%
21,460	Apartment Investment & Management Co. — Class A	840,159
53,240	Apollo Commercial Real Estate Finance, Inc.[2]	846,516
22,060	Coresite Realty Corp.	1,414,928
95,400	Corporate Office Properties Trust	2,127,420
66,757	Cousins Properties, Inc.	575,445
18,800	Equity Commonwealth[1]	505,532
15,100	Equity Lifestyle Properties, Inc.	995,392
127,100	Government Properties Income Trust[2]	1,745,083
58,480	Hersha Hospitality Trust	1,027,494
36,760	Hospitality Properties Trust	867,168
128,860	Host Hotels & Resorts, Inc.	1,784,711
74,000	Liberty Property Trust	2,169,680
94,960	Piedmont Office Realty Trust, Inc. — Class A	1,757,710
90,796	Sunstone Hotel Investors, Inc.	1,078,657

		17,735,895

	Real Estate Management & Development — 0.5%
31,880	RE/MAX Holdings, Inc. — Class A	1,110,062

	Semiconductors & Semiconductor Equipment — 1.1%
55,760	NVIDIA Corp.	1,633,211
42,540	Teradyne, Inc.	826,552

		2,459,763

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Software — 2.1%
57,220	Cadence Design Systems, Inc.[1]	$1,119,223
40,220	Computer Sciences Corp.	1,289,856
50,060	Synopsys, Inc.[1]	2,147,574

		4,556,653

	Specialty Retail — 2.9%
100,600	Express, Inc.[1]	1,706,176
30,400	Foot Locker, Inc.	2,053,824
3,680	Home Depot, Inc.	462,797
27,080	TJX Cos., Inc. (The)	1,929,179

		6,151,976

	Technology Hardware, Storage & Peripherals — 0.8%
68,600	EMC Corp.	1,699,222

	Wireless Telecommunication Services — 0.9%
79,000	Telephone & Data Systems, Inc.	1,832,010

	TOTAL COMMON STOCKS (Cost $192,699,875)	192,913,114

Face
Amount

REPURCHASE AGREEMENT* — 9.8%
$21,001,607	With State Street Bank and Trust Co., dated 1/29/16, 0.01%, principal and interest in the amount of $21,001,625, due 2/1/16, (collateralized by a U.S. Treasury Note with a par value of $19,680,000, coupon rate of 3.375%, due 11/15/19, market value of $21,421,995)	21,001,607

	TOTAL REPURCHASE AGREEMENT (Cost $21,001,607)	21,001,607

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 9.2%
19,721,666	State Street Navigator Securities Lending Prime Portfolio	19,721,666

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $19,721,666)	19,721,666

TOTAL LONG INVESTMENTS (Cost $233,423,148)	108.9%	$233,636,387

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (60.0)%

	Aerospace & Defense — (1.9)%
(44,680)	B/E Aerospace, Inc.	$(1,807,306)
(2,400)	Esterline Technologies Corp.[1]	(188,904)
(9,960)	Lockheed Martin Corp.	(2,101,560)

		(4,097,770)

	Air Freight & Logistics — (1.0)%
(51,600)	Forward Air Corp.	(2,227,056)

	Banks — (3.2)%
(40,420)	Bank of the Ozarks, Inc.	(1,792,223)
(42,220)	Banner Corp.	(1,752,130)
(28,080)	First Republic Bank	(1,909,440)
(47,360)	MB Financial, Inc.	(1,473,843)

		(6,927,636)

	Beverages — (0.9)%
(13,700)	Monster Beverage Corp.[1]	(1,849,911)

	Building Products — (1.7)%
(53,140)	Advanced Drainage Systems, Inc.	(1,199,901)
(14,740)	Lennox International, Inc.	(1,766,147)
(31,540)	USG Corp.[1]	(564,251)

		(3,530,299)

	Capital Markets — (0.9)%
(59,500)	Stifel Financial Corp.[1]	(1,990,870)

	Chemicals — (2.4)%
(17,480)	Ecolab, Inc.	(1,885,568)
(33,980)	EI du Pont de Nemours & Co.	(1,792,785)
(17,560)	WR Grace & Co.[1]	(1,428,330)

		(5,106,683)

	Commercial Services & Supplies — (3.7)%
(129,400)	Covanta Holding Corp.	(1,829,716)
(25,400)	G&K Services, Inc. — Class A	(1,635,252)
(42,200)	Rollins, Inc.	(1,162,610)
(18,360)	Stericycle, Inc.[1]	(2,209,626)
(35,200)	US Ecology, Inc.	(1,195,744)

		(8,032,948)

	Construction & Engineering — (0.8)%
(42,160)	Granite Construction, Inc.	(1,628,641)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Construction Materials — (0.5)%
(19,560)	Eagle Materials, Inc.	$(1,047,242)

	Consumer Finance — (0.6)%
(36,220)	First Cash Financial Services, Inc.[1]	(1,285,810)

	Diversified Financial Services — (1.0)%
(14,600)	FactSet Research Systems, Inc.	(2,200,220)

	Electric Utilities — (0.9)%
(72,080)	Pepco Holdings, Inc.	(1,923,094)

	Electrical Equipment — (0.7)%
(16,720)	Hubbell, Inc.	(1,511,989)

	Food Products — (1.8)%
(19,240)	Hershey Co. (The)	(1,695,237)
(29,162)	Kellogg Co.	(2,141,657)

		(3,836,894)

	Gas Utilities — (0.9)%
(20,020)	Energen Corp.	(706,105)
(59,340)	Questar Corp.	(1,209,943)

		(1,916,048)

	Health Care Equipment & Supplies — (2.3)%
(52,480)	Baxter International, Inc.	(1,920,768)
(9,320)	DexCom, Inc.[1]	(664,330)
(23,920)	Stryker Corp.	(2,371,668)

		(4,956,766)

	Health Care Providers & Services — (0.6)%
(65,740)	Capital Senior Living Corp.[1]	(1,205,014)

	Hotels, Restaurants & Leisure — (2.5)%
(39,240)	Bob Evans Farms, Inc.	(1,606,486)
(35,400)	Choice Hotels International, Inc.	(1,547,688)
(7,108)	Panera Bread Co. — Class A1	(1,378,952)
(10,700)	Yum! Brands, Inc.	(774,359)

		(5,307,485)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Household Durables — (0.9)%
(24,620)	CalAtlantic Group, Inc.	$(799,904)
(34,360)	Meritage Homes Corp.[1]	(1,134,223)

		(1,934,127)

	Insurance — (1.8)%
(43,100)	Arthur J Gallagher & Co.	(1,622,284)
(39,280)	Safety Insurance Group, Inc.	(2,216,178)

		(3,838,462)

	Leisure Equipment & Products — (0.6)%
(43,650)	Mattel, Inc.	(1,204,303)

	Machinery — (1.5)%
(62,000)	Donaldson Co., Inc.	(1,747,160)
(26,340)	RBC Bearings, Inc.[1]	(1,562,752)

		(3,309,912)

	Marine — (0.5)%
(21,500)	Kirby Corp.[1]	(1,088,975)

	Media — (0.9)%
(96,640)	EW Scripps Co. (The) — Class A	(1,834,227)

	Metals & Mining — (0.4)%
(10,940)	Compass Minerals International, Inc.	(818,859)

	Multi-line Retail — (0.9)%
(13,040)	Dollar Tree, Inc.[1]	(1,060,413)
(18,940)	Nordstrom, Inc.	(929,954)

		(1,990,367)

	Multi-Utilities — (1.9)%
(29,020)	Dominion Resources, Inc.	(2,094,373)
(18,380)	NiSource, Inc.	(386,164)
(17,220)	Sempra Energy	(1,631,595)

		(4,112,132)

	Office Electronics — (0.3)%
(11,280)	Zebra Technologies Corp. — Class A1	(681,312)

	Oil, Gas & Consumable Fuels — (2.3)%
(65,520)	Cheniere Energy, Inc.[1]	(1,968,876)
(4,680)	Clayton Williams Energy, Inc.[1]	(80,403)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Oil, Gas & Consumable Fuels — (Continued)

(18,380)	Columbia Pipeline Group, Inc.	$(340,949)
(99,040)	Memorial Resource Development Corp.[1]	(1,575,726)
(7,720)	Pioneer Natural Resources Co.	(956,894)

		(4,922,848)

	Professional Services — (2.1)%
(37,140)	Advisory Board Co. (The)[1]	(1,699,898)
(8,240)	CoStar Group, Inc.[1]	(1,445,049)
(13,800)	IHS, Inc. — Class A1	(1,443,756)

		(4,588,703)

	Real Estate Investment Trusts — (9.1)%
(11,460)	Alexandria Real Estate Equities, Inc.	(907,403)
(44,700)	American Campus Communities, Inc.	(1,886,340)
(121,840)	American Homes 4 Rent — Class A	(1,826,382)
(20,120)	American Tower Corp.	(1,898,121)
(15,700)	Boston Properties, Inc.	(1,824,497)
(23,360)	Crown Castle International Corp.	(2,013,632)
(7,222)	Equinix, Inc.	(2,242,937)
(8,920)	Essex Property Trust, Inc.	(1,900,941)
(39,753)	Forest City Realty Trust, Inc. — Class A1	(783,134)
(16,720)	SL Green Realty Corp.	(1,615,319)
(13,160)	Taubman Centers, Inc.	(934,886)
(17,920)	Vornado Realty Trust	(1,585,203)

		(19,418,795)

	Real Estate Management & Development — (0.1)%
(14,007)	Forest City Enterprises, Inc. — Class A1	(275,938)

	Road & Rail — (3.9)%
(32,480)	JB Hunt Transport Services, Inc.	(2,361,296)
(31,240)	Kansas City Southern	(2,214,291)
(22,800)	Norfolk Southern Corp.	(1,607,400)
(40,300)	Old Dominion Freight Line, Inc.[1]	(2,209,649)

		(8,392,636)

	Software — (1.7)%
(17,900)	Fair Isaac Corp.	(1,710,703)
(20,600)	Intuit, Inc.	(1,967,506)

		(3,678,209)

	Specialty Retail — (0.6)%
(20,620)	Genesco, Inc.[1]	(1,363,807)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2016 — (Unaudited)

Shares	Value

COMMON STOCKS SOLD SHORT* — (Continued)

Textiles, Apparel & Luxury Goods — (0.9)%
(22,400)	Under Armour, Inc. — Class A1	$(1,913,632)

Trading Companies & Distributors — (1.3)%
(153,000)	H&E Equipment Services, Inc.	(1,782,450)
(8,140)	Watsco, Inc.	(945,949)

(2,728,399)

TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(143,367,242))	(128,678,019)

TOTAL SHORT INVESTMENTS (Proceeds $(143,367,242))	(60.0)%	$(128,678,019)

TOTAL INVESTMENTS (Cost $90,055,906)[3]	48.9%	$104,958,368
OTHER ASSETS IN EXCESS OF LIABILITIES	51.1	109,604,674

NET ASSETS	100.0%	$214,563,042

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $90,498,831.

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — 128.6%

	Aerospace & Defense — 1.8%
6,659	Northrop Grumman Corp.[1]	$1,232,315
1,644	Vectrus, Inc.[2]	32,485

		1,264,800

	Airlines — 2.2%
4,800	Alaska Air Group, Inc.	337,920
31,940	Southwest Airlines Co.[1]	1,201,583

		1,539,503

	Auto Components — 2.4%
63,599	Dana Holding Corp.[3]	756,192
70,950	Gentex Corp.[3]	971,306

		1,727,498

	Banks — 6.6%
20,080	Central Pacific Financial Corp.[3]	420,676
21,560	Fifth Third Bancorp	340,648
19,280	JPMorgan Chase & Co.	1,147,160
67,060	KeyCorp	748,389
10,500	PNC Financial Services Group, Inc. (The)	909,825
29,660	SunTrust Banks, Inc.	1,084,963

		4,651,661

	Beverages — 4.4%
18,140	Dr Pepper Snapple Group, Inc.[1]	1,702,257
14,180	PepsiCo, Inc.[1]	1,408,074

		3,110,331

	Biotechnology — 2.2%
30,000	Acorda Therapeutics, Inc.[1,2]	1,104,600
11,480	Emergent Biosolutions, Inc.[2,3]	420,168

		1,524,768

	Building Products — 1.1%
23,620	Simpson Manufacturing Co., Inc.	770,721

	Capital Markets — 2.3%
25,976	HFF, Inc. — Class A2	742,134
67,500	Janus Capital Group, Inc.[3]	849,825

		1,591,959

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Chemicals — 3.1%
28,220	Dow Chemical Co. (The)[1]	$1,185,240
8,860	LyondellBasell Industries N.V. — Class A	690,814
7,140	Minerals Technologies, Inc.	292,669

		2,168,723

	Commercial Services & Supplies — 4.7%
21,240	Avery Dennison Corp.[1]	1,293,303
25,760	Republic Services, Inc.	1,125,712
30,440	Sykes Enterprises, Inc.[2]	896,154

		3,315,169

	Communications Equipment — 3.3%
106,180	Brocade Communications Systems, Inc.	847,316
50,204	Cisco Systems, Inc.[1]	1,194,353
2,900	Harris Corp.	252,213

		2,293,882

	Construction & Engineering — 3.3%
30,420	EMCOR Group, Inc.[1]	1,390,194
9,427	Jacobs Engineering Group, Inc.[2]	369,821
42,240	KBR, Inc.	602,343

		2,362,358

	Diversified Consumer Services — 1.3%
37,540	Service Corp. International	908,093

	Diversified Financial Services — 1.3%
64,260	Bank of America Corp.	908,636

	Diversified Telecommunication Services — 2.1%
40,680	CenturyLink, Inc.	1,034,085
26,160	Inteliquent, Inc.	449,429

		1,483,514

	Electric Utilities — 2.9%
24,860	American Electric Power Co., Inc.[1]	1,515,714
18,020	Exelon Corp.	532,851

		2,048,565

	Electronic Equipment, Instruments & Components — 4.3%
9,680	Arrow Electronics, Inc.[2]	499,488
15,180	Ingram Micro, Inc. — Class A	428,076

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Electronic Equipment, Instruments & Components — (Continued)

38,780	Jabil Circuit, Inc.[3]	$772,110
22,600	Sanmina Corp.[2]	423,524
14,260	Tech Data Corp.[2,3]	889,824

		3,013,022

	Energy Equipment & Services — 2.6%
9,105	Cameron International Corp.[2]	597,834
32,320	Matrix Service Co.[2]	612,787
42,560	Nabors Industries, Ltd.	313,242
36,200	Noble Corp. PLC[3]	281,998

		1,805,861

	Food & Staples Retailing — 2.2%
3,500	CVS Health Corp.	338,065
30,760	Kroger Co. (The)	1,193,796

		1,531,861

	Health Care Equipment & Supplies — 1.8%
11,620	Analogic Corp.[3]	860,694
8,390	Hill-Rom Holdings, Inc.	410,103

		1,270,797

	Health Care Providers & Services — 2.8%
12,920	Aceto Corp.[3]	295,222
7,806	Aetna, Inc.	794,963
5,780	AMN Healthcare Services, Inc.[2,3]	162,823
5,340	Anthem, Inc.	696,816

		1,949,824

	Health Care Technology — 0.4%
10,680	Omnicell, Inc.[2]	298,933

	Hotels, Restaurants & Leisure — 1.6%
17,420	Wyndham Worldwide Corp.[3]	1,130,558

	Household Durables — 1.0%
18,400	Newell Rubbermaid, Inc.	713,552

	Insurance — 4.9%
12,380	Aflac, Inc.	717,545
34,500	Assured Guaranty, Ltd.	820,410

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Insurance — (Continued)

16,191	Hartford Financial Services Group, Inc. (The)	$650,554
9,160	Travelers Cos., Inc. (The)	980,487
15,880	Universal Insurance Holdings, Inc.	297,591

		3,466,587

	Internet Software & Services — 1.3%
11,360	IAC/InterActiveCorp	590,038
39,680	RetailMeNot, Inc.[2,3]	361,088

		951,126

	IT Services — 6.8%
4,427	Accenture PLC — Class A	467,226
24,264	Amdocs, Ltd.[1]	1,328,211
21,980	Convergys Corp.[3]	537,191
49,500	Genpact, Ltd.[2]	1,184,040
14,220	Paychex, Inc.[3]	680,569
14,919	Science Applications International Corp.	635,848

		4,833,085

	Life Sciences Tools & Services — 3.2%
19,238	Charles River Laboratories International, Inc.[1,2]	1,428,037
13,302	PAREXEL International Corp.[2,3]	850,796

		2,278,833

	Machinery — 3.2%
23,820	AGCO Corp.[3]	1,161,701
75,600	Federal Signal Corp.[3]	1,118,124

		2,279,825

	Marine — 1.1%
19,000	Matson, Inc.	767,790

	Media — 5.7%
14,300	Comcast Corp. — Class A	796,653
47,779	Gannett Co., Inc.[3]	709,040
66,460	Interpublic Group of Cos., Inc. (The)[1]	1,491,362
8,942	Omnicom Group, Inc.[3]	655,896
6,500	Scripps Networks Interactive, Inc. — Class A	396,305

		4,049,256

	Multi-line Retail — 0.9%
8,580	Target Corp.	621,364

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Multi-Utilities — 4.4%
15,400	Ameren Corp.	$691,768
32,220	Public Service Enterprise Group, Inc.[1]	1,330,686
17,620	SCANA Corp.[3]	1,109,179

		3,131,633

	Oil, Gas & Consumable Fuels — 4.3%
106,600	Denbury Resources, Inc.[3]	166,296
35,100	PBF Energy, Inc. — Class A1	1,228,149
9,837	Tesoro Corp.	858,278
6,500	Valero Energy Corp.	441,155
63,480	WPX Energy, Inc.[2]	344,062

		3,037,940

	Pharmaceuticals — 5.3%
13,820	Johnson & Johnson[1]	1,443,361
19,360	Lannett Co., Inc.[2,3]	493,874
167,453	Sciclone Pharmaceuticals, Inc.[2,3]	1,337,949
43,000	Supernus Pharmaceuticals, Inc.[2,3]	487,620

		3,762,804

	Professional Services — 1.2%
14,395	Korn/Ferry International	443,510
4,820	Manpowergroup, Inc.	368,007

		811,517

	Real Estate Investment Trusts — 7.3%
9,920	Apartment Investment & Management Co. — Class A	388,368
21,420	Brixmor Property Group, Inc.	570,200
40,420	Corporate Office Properties Trust[3]	901,366
19,820	Equity Commonwealth[2]	532,960
27,460	Government Properties Income Trust[3]	377,026
18,740	Hersha Hospitality Trust[3]	329,262
24,360	Hospitality Properties Trust[3]	574,652
53,980	Host Marriott Corp.	747,623
25,440	Liberty Property Trust	745,901

		5,167,358

	Real Estate Management & Development — 1.3%
26,140	RE/MAX Holdings, Inc. — Class A3	910,195

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Semiconductors & Semiconductor Equipment — 3.2%
50,000	NVIDIA Corp.[1,3]	$1,464,500
26,400	Tessera Technologies, Inc.[3]	760,848

		2,225,348

	Software — 3.3%
16,980	Activision Blizzard, Inc.	591,244
33,414	CA, Inc.	959,984
43,040	Mentor Graphics Corp.	748,035

		2,299,263

	Specialty Retail — 5.5%
25,417	Express, Inc.[2,3]	431,072
17,000	Foot Locker, Inc.	1,148,520
25,920	GNC Holdings, Inc. — Class A3	726,019
6,300	Home Depot, Inc.	792,288
11,240	TJX Cos., Inc. (The)	800,738

		3,898,637

	Thrifts & Mortgage Finance — 0.9%
32,780	Flagstar Bancorp, Inc.[2]	611,347

	Tobacco — 1.3%
16,620	Universal Corp.[3]	909,613

	Trading Companies & Distributors — 1.1%
78,640	MRC Global, Inc.[2]	790,332

	Wireless Telecommunication Services — 0.7%
21,900	Telephone & Data Systems, Inc.	507,861

	TOTAL COMMON STOCKS (Cost $87,757,886)	90,696,303

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 0.1%
$69,936	With State Street Bank and Trust Co., dated 1/29/16, 0.01%, principal and interest in the amount of $69,936, due 2/1/16, (collateralized by a U.S. Treasury Note with a par value of $75,000, coupon rate of 1.625%, due 12/31/19, market value of $76,304)	$69,936

	TOTAL REPURCHASE AGREEMENT (Cost $69,936)	69,936

TOTAL LONG INVESTMENTS (Cost $87,827,822)	128.7%	$90,766,239

Shares

COMMON STOCKS SOLD SHORT* — (28.7)%

	Aerospace & Defense — (1.4)%
(1,580)	Lockheed Martin Corp.	(333,380)
(2,940)	Rockwell Collins, Inc.	(237,787)
(1,780)	TransDigm Group, Inc.[2]	(400,020)

		(971,187)

	Air Freight & Logistics — (0.4)%
(6,740)	Forward Air Corp.	(290,898)

	Auto Components — (0.5)%
(5,840)	Drew Industries, Inc.	(335,216)

	Banks — (2.6)%
(9,900)	Ameris Bancorp	(286,407)
(6,600)	Bank of the Ozarks, Inc.	(292,644)
(6,860)	Banner Corp.	(284,690)
(14,840)	Glacier Bancorp, Inc.	(350,076)
(6,380)	IBERIABANK Corp.	(305,283)
(6,040)	UMB Financial Corp.	(283,276)

		(1,802,376)

	Building Products — (0.2)%
(7,460)	USG Corp.[2]	(133,460)

	Chemicals — (0.4)%
(2,540)	EI du Pont de Nemours & Co.	(134,010)
(30,820)	Kronos Worldwide, Inc.	(144,854)

		(278,864)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Commercial Services & Supplies — (2.2)%
(21,000)	Covanta Holding Corp.	$(296,940)
(5,520)	G&K Services, Inc. — Class A	(355,377)
(22,960)	PHH Corp.[2]	(281,949)
(2,680)	Stericycle, Inc.[2]	(322,538)
(8,400)	US Ecology, Inc.	(285,348)

		(1,542,152)

	Construction Materials — (0.4)%
(4,720)	Eagle Materials, Inc.	(252,709)

	Electric Utilities — (1.1)%
(14,240)	Pepco Holdings, Inc.	(379,923)
(8,320)	Southern Co. (The)	(407,015)

		(786,938)

	Electrical Equipment — (0.5)%
(4,080)	Hubbell, Inc.	(368,954)

	Food Products — (0.3)%
(2,400)	Hershey Co. (The)	(211,464)

	Gas Utilities — (1.0)%
(6,380)	Energen Corp.	(225,023)
(6,000)	Piedmont Natural Gas Co., Inc.	(355,440)
(7,340)	Questar Corp.	(149,662)

		(730,125)

	Health Care Equipment & Supplies — (0.3)%
(5,240)	Baxter International, Inc.	(191,784)

	Health Care Providers & Services — (0.3)%
(11,200)	Capital Senior Living Corp.[2]	(205,296)

	Hotels, Restaurants & Leisure — (1.1)%
(8,720)	Bob Evans Farms, Inc.	(356,997)
(7,460)	Choice Hotels International, Inc.	(326,151)
(1,880)	Popeyes Louisiana Kitchen, Inc.[2]	(115,864)

		(799,012)

	Industrial Conglomerates — (0.4)%
(1,680)	3M Co.	(253,680)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Insurance — (1.4)%
(8,200)	Arthur J Gallagher & Co.	$(308,648)
(10,600)	Brown & Brown, Inc.	(320,650)
(7,980)	Mercury General Corp.	(370,511)

		(999,809)

	IT Services — (0.5)%
(6,400)	MAXIMUS, Inc.	(341,568)

	Machinery — (1.5)%
(7,240)	CLARCOR, Inc.	(339,266)
(12,760)	Donaldson Co., Inc.	(359,577)
(1,740)	RBC Bearings, Inc.[2]	(103,234)
(3,980)	Standex International Corp.	(287,436)

		(1,089,513)

	Media — (0.5)%
(19,100)	EW Scripps Co. (The) — Class A	(362,518)

	Metals & Mining — (0.5)%
(5,080)	Compass Minerals International, Inc.	(380,238)

	Multi-Utilities — (2.0)%
(5,760)	Dominion Resources, Inc.	(415,699)
(5,020)	PG&E Corp.	(275,649)
(3,380)	Sempra Energy	(320,255)
(6,840)	WEC Energy Group, Inc.	(377,773)

		(1,389,376)

	Office Electronics — (0.4)%
(4,460)	Zebra Technologies Corp. — Class A2	(269,384)

	Oil, Gas & Consumable Fuels — (0.6)%
(5,060)	Cheniere Energy, Inc.[2]	(152,053)
(16,700)	Memorial Resource Development Corp.[2]	(265,697)

		(417,750)

	Pharmaceuticals — (0.2)%
(600)	Allergan PLC[2]	(170,658)

	Professional Services — (0.3)%
(4,740)	Advisory Board Co. (The)[2]	(216,950)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Real Estate Investment Trusts — (4.9)%
(4,140)	Alexandria Real Estate Equities, Inc.	$(327,805)
(10,340)	American Campus Communities, Inc.	(436,348)
(24,240)	American Homes 4 Rent — Class A	(363,358)
(3,860)	American Tower Corp.	(364,153)
(2,700)	Boston Properties, Inc.	(313,767)
(1,398)	Equinix, Inc.	(434,177)
(4,180)	Equity Residential	(322,236)
(1,420)	Essex Property Trust, Inc.	(302,616)
(12,400)	Forest City Realty Trust, Inc. — Class A2	(244,280)
(3,937)	NorthStar Realty Europe Corp.	(37,162)
(3,000)	SL Green Realty Corp.	(289,830)

		(3,435,732)

	Road & Rail — (1.4)%
(5,260)	JB Hunt Transport Services, Inc.	(382,402)
(4,500)	Kansas City Southern	(318,960)
(5,540)	Old Dominion Freight Line, Inc.[2]	(303,758)

		(1,005,120)

	Semiconductors & Semiconductor Equipment — (0.4)%
(7,720)	Qorvo, Inc.[2]	(305,712)

	Trading Companies & Distributors — (0.5)%
(12,500)	H&E Equipment Services, Inc.	(145,625)
(3,520)	United Rentals, Inc.[2]	(168,643)

		(314,268)

	Water and Sewer — (0.5)%
(8,200)	American States Water Co.	(372,280)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(23,564,040))	(20,224,991)

TOTAL SHORT INVESTMENTS (Proceeds $(23,564,040))	(28.7)%	$(20,224,991)

TOTAL INVESTMENTS (Cost $64,263,782)[4]	100.0%	$70,541,248
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	14,794

NET ASSETS	100.0%	$70,556,042

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2016 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	All or a portion of security pledged as collateral for securities sold short. The total market value of collateral is $7,727,288.
[2]	Non income-producing security.
[3]	Securities or partial securities on loan. See Note 1.
[4]	Aggregate cost for federal tax purposes was $81,319,201.

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2016 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — 108.8%

	Alabama — 8.8%
$500,000	Jefferson County, AL, Sewer Revenue, Series B, (AGMC Insured)
	0.000% due 10/1/25[1]	$351,060
1,000,000	Jefferson County, AL, Sewer Revenue, Series D,
	6.000% due 10/1/42	1,164,190
1,000,000	Mobile County, AL, Industrial Development Authority, Pollution Control Revenue, Refunding,
	0.010% due 7/15/32[2]	1,000,000
500,000	Montgomery, AL, Medical Clinic, Board Health Care Facility Revenue, Refunding,
	5.000% due 3/1/30	572,885

		3,088,135

	Alaska — 1.6%
500,000	Alaska State International Airports Revenue, Refunding, Series B,
	5.000% due 10/1/34[3]	570,915

	California — 14.3%
475,000	Alhambra City, CA, Atherton Baptist Homes, Revenue Bonds, Series A,
	7.500% due 1/1/30	521,398
500,000	California State, Statewide Communities Development Authority, Revenue Bonds,
	4.000% due 2/1/20	539,540
	California State, Statewide Communities Development Authority, Revenue Bonds, Series A:
150,000	5.250% due 7/1/30	148,498
1,000,000	5.500% due 12/1/54	1,089,720
255,000	Corona-Norco, CA, Unified School District, Refunding,
	5.000% due 9/1/24[3]	302,106
1,000,000	Golden State, CA, Tobacco Securitization Corp., Revenue Bonds, Refunding, Series A,
	5.000% due 6/1/40	1,145,150
500,000	Saugus/Hart, CA, School Facilities Financing Authority, Special Tax, Refunding,
	5.000% due 9/1/24[3]	592,155
200,000	Seal Beach, CA, Community Facilities District No. 2005-1, Special Tax, Refunding,
	3.000% due 9/1/29	194,754

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	California — (Continued)

$315,000	University of California, Regents Medical Center, Pooled Revenue, Series B-1,
	0.010% due 5/15/32[2]	$315,000
200,000	University of California, Regents Medical Center, Pooled Revenue, Series B-2, (SPA: Wells Fargo Bank N.A.),
	0.010% due 5/15/32[2]	200,000

		5,048,321

	Connecticut — 1.5%
500,000	Hamden, CT, Facilities Revenue Bonds, Series A,
	7.750% due 1/1/43[4]	521,890

	Florida — 6.0%
150,000	Collier County, FL, Health Facilities Authority, Residential Care Facility Revenue, Refunding, Series A,
	3.000% due 5/1/20	158,901
150,000	Orange County, FL, Health Facilities Authority Revenue,
	4.000% due 8/1/19	163,197
150,000	Palm Beach County, FL, Health Facilities Authority, Revenue Bonds, Refunding,
	4.000% due 12/1/18	160,251
200,000	Pompano Beach, FL, Revenue Bonds,
	4.000% due 9/1/19	215,824
300,000	Tallahassee, FL, Health Facilities Revenue, Series A,
	5.000% due 12/1/55[3]	327,228
1,000,000	Tampa, FL, Revenue Bonds, Refunding,
	5.000% due 4/1/40	1,107,670

		2,133,071

	Georgia — 3.1%
1,000,000	Private Colleges & Universities Authority Georgia Revenue,
	5.000% due 4/1/44	1,102,030

	Illinois — 7.6%
375,000	Chicago, IL, Waterworks Revenue,
	5.000% due 11/1/30	413,280
	Illinois Finance Authority, Revenue Bonds, Refunding, Series A:
150,000	5.000% due 5/15/22	175,839
500,000	5.000% due 11/15/45	561,270
500,000	Illinois Finance Authority, Revenue Bonds, Series B, (LOC: Wells Fargo Bank N.A.),
	0.010% due 8/1/44[2]	500,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)

	Illinois State, General Obligation Unlimited:
$500,000	5.000% due 1/1/30	$550,500
200,000	5.000% due 1/1/41	211,204
500,000	Metropolitan Pier & Exposition Authority, IL, Revenue Bonds, Series A, (NPFG Insured)
	0.000% due 12/15/31[1]	257,635

		2,669,728

	Indiana — 2.1%
350,000	Knox County, IN, Economic Development Authority, Revenue Bonds, Refunding, Series A,
	5.000% due 4/1/28	380,877
355,000	Vigo County, IN, Hospital Authority, Revenue Bonds,
	5.500% due 9/1/27[5]	367,578

		748,455

	Iowa — 1.5%
	Iowa State Finance Authority, Revenue Bonds:
200,000	5.000% due 12/1/19	209,288
300,000	5.250% due 12/1/25	327,408

		536,696

	Kentucky — 1.8%
	Kentucky State, Economic Development Finance Authority, Revenue Bonds, Series A:
110,000	5.375% due 8/15/24	120,617
500,000	4.250% due 7/1/35	512,545

		633,162

	Louisiana — 1.2%
200,000	Louisiana State, Local Government Environmental Facilities & Community Development Authority, Revenue Bonds,
	6.750% due 11/1/32	216,300
200,000	Louisiana State, Public Facilities Authority, Revenue Bonds,
	0.010% due 10/1/33[2]	200,000

		416,300

	Massachusetts — 0.6%
190,000	Massachusetts State, Development Finance Agency Revenue, Refunding,
	5.000% due 7/1/29[3]	225,638

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Michigan — 4.0%
$1,000,000	Michigan State Finance Authority, Revenue Bonds, Series C,
	5.000% due 7/1/35	$1,134,950
250,000	Wayne County, MI, Airport Authority Revenue, Refunding, Series G,
	5.000% due 12/1/21	293,085

		1,428,035

	Missouri — 8.0%
	Missouri State Health & Educational Facilities Authority, Revenue Bonds, Series A:
100,000	5.000% due 2/1/28	115,578
225,000	5.000% due 2/1/29	257,164
1,000,000	Missouri State Health & Educational Facilities Authority, Revenue Bonds, Series B,
	0.010% due 3/1/40[2]	1,000,000
175,000	Missouri State Health & Educational Facilities Authority, Revenue Bonds, Series B, (SPA: U.S. Bank N.A.),
	0.010% due 2/15/33[2]	175,000
920,000	St. Joseph, MO, Industrial Development Authority, Revenue Bonds, Series A,
	0.010% due 11/15/43[2]	920,000
280,000	St. Louis, MO, Airport Revenue, (NPFG Insured),
	5.500% due 7/1/28	353,973

		2,821,715

	Nebraska — 0.5%
185,000	Lancaster County, NE, Hospital Authority, Revenue Bonds, Series B-1,
	0.010% due 6/1/31[2]	185,000

	New Jersey — 11.5%
250,000	Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Refunding (AGMC Insured),
	5.000% due 11/1/24	290,005
500,000	New Jersey State Economic Development Authority, Revenue Bonds, Refunding, Series I,
	1.610% due 3/1/28[2]	443,905
250,000	New Jersey State Economic Development Authority, Revenue Bonds, Series A,
	5.000% due 1/1/24	288,445
500,000	New Jersey State Health Care Facilities Financing Authority, Revenue Bonds, Series A,
	5.000% due 7/1/34	578,255

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$285,000	New Jersey State Turnpike Authority, Revenue Bonds,
	0.560% due 1/1/18[2]	$283,512
	South Jersey, NJ, Transportation Authority LLC, Revenue Bonds, Refunding, Series A:
200,000	5.000% due 11/1/26	233,046
750,000	5.000% due 11/1/32	843,803
1,300,000	Tobacco Settlement Financing Corp., NJ, Revenue Bonds, Series 1A,
	5.000% due 6/1/41	1,085,773

		4,046,744

	New Mexico — 0.3%
100,000	New Mexico State, Hospital Equipment Loan Council, Revenue Bonds,
	5.500% due 7/1/42	106,553

	New York — 4.5%
500,000	New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series E,
	3.500% due 2/15/48	519,545
500,000	New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series F,
	4.500% due 2/15/48	538,115
500,000	New York State, Liberty Development Corp., Revenue Bonds,
	5.000% due 11/15/44[5]	531,020

		1,588,680

	North Carolina — 1.6%
500,000	North Carolina State Medical Care Commission, Revenue Bonds,
	5.000% due 10/1/20	547,900

	Ohio — 8.8%
	Buckeye Tobacco Settlement Financing Authority, OH, Revenue Bonds, Series A-2:
1,300,000	5.875% due 6/1/47	1,144,013
300,000	6.500% due 6/1/47	284,244
500,000	Licking County, OH, Health Care Facilities Authority Revenue, Refunding, Series A,
	6.000% due 7/1/50	537,415
750,000	Ohio State, Air Quality Development Authority, Revenue Bonds, Series A,
	3.750% due 12/1/23[2]	770,760

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Ohio — (Continued)

$25,000	Ohio State, Water Development Authority, Pollution Control, Revenue Bonds, Series A,
	5.875% due 6/1/33[2]	$25,356
300,000	Southeastern Ohio Port Authority Hospital Facilities, Revenue Bonds,
	5.750% due 12/1/32	325,980

		3,087,768

	Pennsylvania — 1.3%
250,000	Beaver County, PA, Industrial Development Authority, Revenue Bonds, Refunding, Series A,
	4.000% due 1/1/35[2]	259,123
175,000	East Hempfield Township, PA, Industrial Development Authority, Revenue Bonds, Refunding,
	5.000% due 12/1/26[3]	208,661

		467,784

	Puerto Rico — 5.3%
35,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, (AGMC Insured),
	4.500% due 7/1/23	35,040
100,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, Series A,
	5.000% due 7/1/41	62,500
150,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, Series A, (AGMC Insured),
	5.000% due 7/1/35	150,157
	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Series A:
775,000	5.250% due 7/1/42	517,305
90,000	5.125% due 7/1/37	60,304
220,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Series A (AGC Insured),
	5.125% due 7/1/47	220,834
25,000	Puerto Rico Electric Power Authority, Revenue Bonds, (AGMC Insured),
	5.000% due 7/1/27	25,009
125,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series V (NPFG Insured),
	5.250% due 7/1/35	118,439

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Puerto Rico — (Continued)

$125,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds,
	5.000% due 3/1/36	$105,114
300,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A,
	5.375% due 8/1/39[4]	114,375
1,300,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A (NPFG Insured)
	0.000% due 8/1/44[1]	207,038
2,500,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, (AMBAC Insured)
	0.000% due 8/1/54[1]	193,850
100,000	University of Puerto Rico, Revenue Bonds, Refunding, Series P,
	5.000% due 6/1/19[4]	41,904

		1,851,869

	South Carolina — 5.2%
625,000	South Carolina State, Housing Finance & Development Authority, Revenue Bonds, (GNMA/FNMA/FHLMC/FHA Insured),
	4.000% due 7/1/36[3]	685,394
1,000,000	South Carolina State, Public Service Authority, Revenue Bonds, Series E,
	5.250% due 12/1/55	1,134,750

		1,820,144

	Texas — 4.8%
500,000	New Hope Cultural Education Facilities Corp., TX, Revenue Bonds, Series A,
	5.000% due 4/1/29	548,410
1,000,000	Texas State, Transportation Commission, Refunding, Series C,
	5.000% due 8/15/34	1,144,070

		1,692,480

	Virginia — 1.5%
500,000	Peninsula Town Center, VA, Community Development Authority, Revenue Bonds,
	6.350% due 9/1/28	528,280

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2016 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Washington — 1.4%
$100,000	Skagit County, WA, Public Hospital District No.1, Refunding, Series A,
	5.000% due 12/1/19	$110,977
375,000	Washington State, Health Care Facilities Authority, Series B-1,
	1.010% due 1/1/35[2]	372,679

		483,656

	TOTAL MUNICIPAL BONDS (Cost $38,145,529)	38,350,949

TOTAL INVESTMENTS (Cost $38,145,529)[6]	108.8%	$38,350,949
LIABILITIES IN EXCESS OF OTHER ASSETS	(8.8)	(3,097,156)

NET ASSETS	100.0%	$35,253,793

* Percentages indicated are based on net assets.
[1] Zero Coupon Bond.
[2] Floating Rate Bond. Rate shown is as of January 31, 2016.
[3] When-issued security.
[4] Illiquid security.
[5] Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transasctions exempt from registration, normally to qualified buyers.
[6] Aggregate cost for federal tax purposes was $38,145,529.
Abbreviations:
AGC — Assurance Guaranty Corporation
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
LOC — Letter of Credit
NPFG — National Public Finance Guarantee Corporation
SPA — Stand-By Purchase Agreement

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Responsible ESG U.S Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS[1] — 98.7%

	Aerospace & Defense — 2.9%
105	Boeing Co. (The)	$12,614
144	Honeywell International, Inc.	14,861

		27,475

	Air Freight & Logistics — 1.5%
215	CH Robinson Worldwide, Inc.	13,926

	Automobiles — 1.5%
362	Harley-Davidson, Inc.	14,480

	Banks — 2.5%
271	Comerica, Inc.	9,295
159	PNC Financial Services Group, Inc. (The)	13,778

		23,073

	Beverages — 1.6%
151	PepsiCo, Inc.	14,994

	Biotechnology — 2.7%
50	Biogen, Inc.[2]	13,653
146	Gilead Sciences, Inc.	12,118

		25,771

	Capital Markets — 1.4%
368	Bank of New York Mellon Corp. (The)	13,329

	Chemicals — 1.7%
231	Scotts Miracle-Gro Co. (The) — Class A	15,865

	Communications Equipment — 3.8%
1,709	Brocade Communications Systems, Inc.	13,638
561	Cisco Systems, Inc.	13,346
365	Juniper Networks, Inc.	8,614

		35,598

	Diversified Consumer Services — 1.5%
566	Service Corp. International	13,692

	Diversified Financial Services — 1.5%
157	CME Group, Inc.	14,107

	Diversified Telecommunication Services — 1.7%
324	Verizon Communications, Inc.	16,190

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Responsible ESG U.S Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS[1] — (Continued)

	Electric Utilities — 1.7%
549	Exelon Corp.	$16,234

	Electronic Equipment, Instruments & Components — 1.5%
489	Ingram Micro, Inc. — Class A	13,790

	Energy Equipment & Services — 3.0%
439	Halliburton Co.	13,956
436	National Oilwell Varco, Inc.	14,187

		28,143

	Food & Staples Retailing — 2.3%
242	Kroger Co. (The)	9,392
432	Whole Foods Market, Inc.	12,662

		22,054

	Food Products — 5.6%
254	Archer-Daniels-Midland Co.	8,979
258	General Mills, Inc.	14,579
368	Hain Celestial Group, Inc.[2]	13,388
158	Ingredion, Inc.	15,914

		52,860

	Health Care Providers & Services — 5.2%
145	AmerisourceBergen Corp.	12,986
169	Cardinal Health, Inc.	13,751
103	HCA Holdings, Inc.[2]	7,167
208	Mednax, Inc.[2]	14,448

		48,352

	Hotels, Restaurants & Leisure — 1.0%
138	Wyndham Worldwide Corp.	8,956

	Household Products — 0.5%
36	Clorox Co. (The)	4,646

	Insurance — 5.7%
419	First American Financial Corp.	14,401
269	Principal Financial Group, Inc.	10,222
472	Progressive Corp. (The)	14,750
134	Travelers Cos., Inc. (The)	14,343

		53,716

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Responsible ESG U.S Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS[1] — (Continued)

	Internet Software & Services — 1.4%
283	Akamai Technologies, Inc.[2]	$12,911

	IT Services — 4.7%
131	Accenture PLC — Class A	13,826
251	Cognizant Technology Solutions Corp. — Class A2	15,891
823	Western Union Co. (The)	14,682

		44,399

	Life Sciences Tools & Services — 3.9%
146	Quintiles Transnational Holdings, Inc.[2]	8,881
108	Thermo Fisher Scientific, Inc.	14,262
113	Waters Corp.[2]	13,697

		36,840

	Machinery — 1.5%
277	Ingersoll-Rand PLC	14,257

	Media — 5.0%
273	Scripps Networks Interactive, Inc. — Class A	16,645
233	Time Warner, Inc.	16,412
141	Walt Disney Co. (The)	13,511

		46,568

	Multi-Utilities — 1.8%
398	Public Service Enterprise Group, Inc.	16,438

	Office Electronics — 1.5%
1,416	Xerox Corp.	13,806

	Oil, Gas & Consumable Fuels — 2.9%
289	Marathon Petroleum Corp.	12,077
183	Phillips 66	14,668

		26,745

	Paper & Forest Products — 1.5%
398	International Paper Co.	13,616

	Pharmaceuticals — 3.1%
105	Jazz Pharmaceuticals PLC[2]	13,518
147	Johnson & Johnson	15,352

		28,870

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Responsible ESG U.S Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS[1] — (Continued)

	Professional Services — 1.4%
177	Manpowergroup, Inc.	$13,514

	Real Estate Investment Trusts — 2.0%
195	Brixmor Property Group, Inc.	5,191
476	Liberty Property Trust	13,956

		19,147

	Semiconductors & Semiconductor Equipment — 2.9%
456	NVIDIA Corp.	13,356
270	Texas Instruments, Inc.	14,291

		27,647

	Software — 3.9%
142	Citrix Systems, Inc.[2]	10,005
389	Oracle Corp.	14,125
263	VMware, Inc. — Class A2	12,032

		36,162

	Specialty Retail — 5.0%
248	AutoNation, Inc.[2]	10,726
412	Dick’s Sporting Goods, Inc.	16,101
224	Foot Locker, Inc.	15,133
92	Ross Stores, Inc.	5,176

		47,136

	Technology Hardware, Storage & Peripherals — 2.6%
140	Apple, Inc.	13,627
446	Teradata Corp.[2]	10,856

		24,483

	Textiles, Apparel & Luxury Goods — 1.5%
228	NIKE, Inc. — Class B	14,138

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Responsible ESG U.S Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS[1] — (Continued)

	Thrifts & Mortgage Finance — 1.3%
833	People’s United Financial, Inc.	$11,970

	TOTAL COMMON STOCKS (Cost $976,801)	925,898

TOTAL INVESTMENTS (Cost $976,801)[3]	98.7%	$925,898
OTHER ASSETS IN EXCESS OF LIABILITIES	1.3	12,044

NET ASSETS	100.0%	$937,942

[1]	Percentages indicated are based on net assets.
[2]	Non income-producing security.
[3]	Aggregate cost for federal tax purposes was $976,801.

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Woman in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.6%

	Aerospace & Defense — 5.1%
179	General Dynamics Corp.	$23,945
241	Honeywell International, Inc.	24,871

		48,816

	Airlines — 1.4%
185	Alaska Air Group, Inc.	13,024

	Banks — 4.6%
486	Comerica, Inc.	16,670
265	PNC Financial Services Group, Inc. (The)	22,962
208	Zions BanCorp	4,718

		44,350

	Beverages — 2.6%
251	PepsiCo, Inc.	24,924

	Biotechnology — 4.5%
83	Biogen, Inc.[1]	22,664
243	Gilead Sciences, Inc.	20,169

		42,833

	Capital Markets — 2.3%
613	Bank of New York Mellon Corp. (The)	22,203

	Chemicals — 1.8%
220	LyondellBasell Industries N.V. — Class A	17,153

	Commercial Services & Supplies — 2.0%
318	Avery Dennison Corp.	19,363

	Communications Equipment — 4.4%
206	F5 Networks, Inc.[1]	19,319
509	QUALCOMM, Inc.	23,078

		42,397

	Diversified Financial Services — 1.7%
239	MSCI, Inc.	16,453

	Diversified Telecommunication Services — 2.8%
540	Verizon Communications, Inc.	26,984

	Electronic Equipment, Instruments & Components — 2.4%
814	Ingram Micro, Inc. — Class A	22,955

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Woman in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Energy Equipment & Services — 0.8%
296	FMC Technologies, Inc.[1]	$7,444

	Food & Staples Retailing — 2.9%
413	Wal-Mart Stores, Inc.	27,407

	Food Products — 3.8%
172	General Mills, Inc.	9,720
262	Ingredion, Inc.	26,388

		36,108

	Gas Utilities — 3.9%
1,077	ONEOK, Inc.	26,828
301	UGI Corp.	10,234

		37,062

	Health Care Providers & Services — 3.9%
179	Anthem, Inc.	23,358
210	Quest Diagnostics, Inc.	13,790

		37,148

	Hotels, Restaurants & Leisure — 2.3%
345	Wyndham Worldwide Corp.	22,391

	Insurance — 3.4%
218	Hanover Insurance Group, Inc. (The)	17,765
472	Progressive Corp. (The)	14,750

		32,515

	Internet Software & Services — 4.7%
515	Akamai Technologies, Inc.[1]	23,494
895	eBay, Inc.[1]	20,997

		44,491

	IT Services — 2.6%
1,371	Western Union Co. (The)	24,459

	Life Sciences Tools & Services — 1.4%
113	Waters Corp.[1]	13,697

	Machinery — 1.0%
289	ITT Corp.	9,378

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Woman in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Media — 5.1%
437	Comcast Corp. — Class A	$24,345
1,072	Interpublic Group of Cos., Inc. (The)	24,056

		48,401

	Multi-line Retail — 2.6%
344	Target Corp.	24,912

	Multi-Utilities — 2.3%
561	CMS Energy Corp.	21,812

	Office Electronics — 2.4%
2,360	Xerox Corp.	23,010

	Oil, Gas & Consumable Fuels — 2.6%
305	Phillips 66	24,446

	Pharmaceuticals — 5.0%
463	Mylan N.V.[1]	24,395
769	Pfizer, Inc.	23,447

		47,842

	Professional Services — 0.9%
118	Manpowergroup, Inc.	9,009

	Real Estate Investment Trusts — 2.4%
793	Liberty Property Trust	23,251

	Software — 2.5%
1,222	Symantec Corp.	24,244

	Specialty Retail — 2.6%
373	Foot Locker, Inc.	25,200

	Technology Hardware, Storage & Peripherals — 2.4%
233	Apple, Inc.	22,680

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Woman in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Textiles, Apparel & Luxury Goods — 1.5%
228	NIKE, Inc. — Class B	$14,138

	TOTAL COMMON STOCKS (Cost $983,657)	942,500

TOTAL INVESTMENTS (Cost $983,657)[2]	98.6%	$942,500
OTHER ASSETS IN EXCESS OF LIABILITIES	1.4	13,591

NET ASSETS	100.0%	$956,091

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $983,657.

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2016 — (Unaudited)

Shares		Value

EXCHANGE-TRADED FUNDS* — 2.8%
25,500	SPDR S&P 500 ETF Trust	$4,943,685
30,000	Vanguard S&P 500 ETF	5,326,800

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,865,843)	10,270,485

	US Treasury Bills — 27.2%
100,000,000	U.S. Treasury Bill
	0.000% due 4/7/16	99,950,100

	TOTAL US TREASURY BILLS (Cost $99,964,250)	99,950,100

Face
Amount

REPURCHASE AGREEMENT* — 71.8%
$263,222,324	With State Street Bank and Trust Co., dated 1/29/16, 0.01%, principal and interest in the amount of $263,222,543, due 2/1/16, (collateralized by a U.S. Treasury Note with a par value of $267,250,000, coupon rate of 1.000%, due 5/15/18, market value of $268,489,773)	263,222,324

	TOTAL REPURCHASE AGREEMENT (Cost $263,222,324)	263,222,324

TOTAL INVESTMENTS (Cost $370,052,417)[1]	101.8%	$373,442,909
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.8)	(6,560,691)

NET ASSETS[2]	100.0%	$366,882,218

*	Percentages indicated are based on net assets.
[1]	Aggregate cost for federal tax purposes was $370,052,417.
[2]	Cash in the amount of $499,335 is held as collateral to secure the open written put options contracts.

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2016 — (Unaudited)

Name of Issuer,
Title of Issue and	Number of
Counterparty	Contracts	Value

WRITTEN OPTION — (2.0)%
PUTS:
S&P 500 Index
expires February 2016 exercise price $1,950 Goldman Sachs	1,790	$(7,258,450)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $(17,106,797))		$(7,258,450)

TOTAL WRITTEN OPTIONS (Premiums Received $(17,106,797))		$(7,258,450)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — 78.4%

	Air Freight & Logistics — 1.3%
4,439	Deutsche Post AG, Sponsored ADR	$107,957
20,751	Royal Mail PLC, Unsponsored ADR	277,648

		385,605

	Auto Components — 0.9%
6,522	Continental AG, Sponsored ADR	273,533

	Automobiles — 4.1%
10,177	Bayerische Motoren Werke AG, Unsponsored ADR	282,615
5,338	Daimler AG, Sponsored ADR	373,873
5,945	Honda Motor Co., Ltd., Sponsored ADR	160,634
3,761	Toyota Motor Corp., Sponsored ADR	451,433

		1,268,555

	Banks — 6.8%
36,319	Barclays PLC, Sponsored ADR	391,519
7,203	BNP Paribas SA, ADR	171,734
3,410	DNB ASA, Sponsored ADR	407,393
14,730	ING Groep N.V., Sponsored ADR	170,721
94,217	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	477,680
1,051	Nordea Bank AB, Sponsored ADR	10,646
68,275	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	449,249

		2,078,942

	Building Products — 1.1%
32,652	Assa Abloy AB, Unsponsored ADR	345,132

	Capital Markets — 1.1%
50,844	Daiwa Securities Group, Inc., Sponsored ADR	324,385

	Chemicals — 2.3%
12,194	Air Liquide SA, Unsponsored ADR	251,440
3,325	BASF SE, Sponsored ADR	221,345
3,129	Syngenta AG, ADR	231,171

		703,956

	Construction & Engineering — 2.1%
28,728	Fletcher Building, Ltd., Sponsored ADR	256,541
23,615	Vinci SA, Unsponsored ADR	400,746

		657,287

	Containers & Packaging — 1.3%
9,129	Rexam PLC, Sponsored ADR	393,460

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Diversified Telecommunication Services — 4.0%
7,714	Nippon Telegraph & Telephone Corp., ADR	$329,851
16,535	Orange SA, Sponsored ADR	292,173
18,645	Singapore Telecommunications, Ltd., ADR	460,531
9,457	Telefonica SA, Sponsored ADR	99,204
4,717	TeliaSonera AB, Unsponsored ADR	44,293

		1,226,052

	Electric Utilities — 1.0%
11,490	CLP Holdings, Ltd., Sponsored ADR	95,827
7,919	Iberdrola SA, Sponsored ADR	223,078

		318,905

	Electrical Equipment — 1.0%
17,059	ABB, Ltd., Sponsored ADR[1]	295,121

	Energy Equipment & Services — 1.1%
22,128	Amec Foster Wheeler PLC, Sponsored ADR	133,210
17,495	Technip SA, ADR	206,441

		339,651

	Food & Staples Retailing — 1.5%
20,322	Koninklijke Ahold N.V., Sponsored ADR	459,480

	Food Products — 1.7%
7,185	Nestle SA, Sponsored ADR	529,822

	Health Care Providers & Services — 1.2%
26,895	Sonic Healthcare, Ltd., Unsponsored ADR	356,628

	Hotels, Restaurants & Leisure — 1.4%
23,964	Compass Group PLC, Sponsored ADR	418,651

	Household Durables — 1.8%
34,855	Sekisui House, Ltd., Sponsored ADR	548,269

	Industrial Conglomerates — 1.0%
3,092	Siemens AG, Sponsored ADR	296,585

	Insurance — 6.1%
22,382	Allianz SE, ADR	362,589
10,060	AXA SA, Sponsored ADR	247,476
10,030	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Unsponsored ADR	192,977

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Insurance — (Continued)

7,662	Prudential PLC, ADR	$301,423
7,086	Sampo OYJ, Unsponsored ADR	171,127
44,800	SCOR SE, Sponsored ADR	159,488
18,866	Swiss Re AG, Sponsored ADR	437,691

		1,872,771

	IT Services — 2.4%
16,034	Cap Gemini SA, Unsponsored ADR	731,150

	Machinery — 1.6%
14,267	Atlas Copco AB, Sponsored ADR	304,315
22,391	Volvo AB, Sponsored ADR[1,2]	202,287

		506,602

	Media — 1.9%
9,327	Sky PLC, Sponsored ADR	584,150

	Metals & Mining — 0.8%
27,624	Newcrest Mining, Ltd., Sponsored ADR[1]	259,942

	Multi-line Retail — 1.3%
32,024	Marks & Spencer Group PLC, ADR	393,575

	Multi-Utilities — 1.6%
7,163	National Grid PLC, Sponsored ADR	507,212

	Oil, Gas & Consumable Fuels — 2.5%
33,990	Inpex Corp., Unsponsored ADR	297,752
23,826	Woodside Petroleum, Ltd., Sponsored ADR	476,997

		774,749

	Personal Products — 2.9%
8,881	L’Oreal SA, Unsponsored ADR	303,775
13,087	Unilever PLC, Sponsored ADR	579,361

		883,136

	Pharmaceuticals — 8.9%
24,404	Astellas Pharma, Inc., Unsponsored ADR	337,141
2,281	AstraZeneca PLC, Sponsored ADR	73,494
2,320	Bayer AG, Sponsored ADR	260,722
27,132	Daiichi Sankyo Co., Ltd., Sponsored ADR	568,415
4,729	Novartis AG, Sponsored ADR	368,720

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Pharmaceuticals — (Continued)

14,213	Roche Holding AG, Sponsored ADR	$460,785
919	Shire PLC, ADR	154,668
8,150	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	501,062

		2,725,007

	Professional Services — 0.8%
8,154	Adecco SA, Unsponsored ADR[1]	250,002

	Real Estate Investment Trusts — 0.9%
10,666	Unibail-Rodamco SE, Unsponsored ADR	270,170

	Real Estate Management & Development — 2.6%
29,178	Daiwa House Industry Co., Ltd., Unsponsored ADR	811,353

	Specialty Retail — 0.9%
17,133	Industria de Diseno Textil SA, Unsponsored ADR	281,324

	Technology Hardware, Storage & Peripherals — 1.6%
17,520	Canon, Inc., Sponsored ADR	490,735

	Tobacco — 3.5%
4,015	British American Tobacco PLC, Sponsored ADR	445,705
31,845	Japan Tobacco, Inc., Unsponsored ADR	619,067

		1,064,772

	Wireless Telecommunication Services — 1.4%
12,776	KDDI Corp., Unsponsored ADR	162,000
11,590	NTT DOCOMO, Inc., Sponsored ADR	261,354

		423,354

	TOTAL COMMON STOCKS (Cost $24,171,164)	24,050,023

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 16.6%
$5,090,627	With State Street Bank and Trust Co., dated 1/29/16, 0.01%, principal and interest in the amount of $5,090,631, due 2/1/16, (collateralized by a U.S. Treasury Note with a par value of $5,170,000, coupon rate of 1.000%, due 5/15/18, market value of $5,193,984)	$5,090,627

	TOTAL REPURCHASE AGREEMENT (Cost $5,090,627)	5,090,627

TOTAL INVESTMENTS (Cost $29,261,791)[3]	95.0%	$29,140,650
OTHER ASSETS IN EXCESS OF LIABILITIES	5.0	1,523,017

NET ASSETS[4]	100.0%	$30,663,667

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Security is fair valued by management.
[3]	Aggregate cost for federal tax purposes was $29,261,791.
[4]	Cash in the amount of $1,804,761 is held as collateral to secure the open written call and put options contracts.
Abbreviations:
ADR — American Depositary Receipt

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2016 — (Unaudited)

Name of Issuer,
Title of Issue and	Number of
Counterparty	Contracts	Value

WRITTEN OPTIONS
CALLS:
iShares MSCI EAFE Index Fund
expires February 2016 exercise price $56 Goldman Sachs	1,347	$(92,943)
iShares MSCI EAFE Index Fund
expires February 2016 exercise price $57 Goldman Sachs	80	(2,440)
iShares MSCI EAFE Index Fund
expires February 2016 exercise price $64 Goldman Sachs	1,960	(5,880)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $(94,277))		$(101,263)

PUTS:
iShares MSCI EAFE Index Fund
expires February 2016 exercise price $56 Goldman Sachs	1,380	(168,360)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $(421,187))		$(168,360)

TOTAL WRITTEN OPTIONS (Premiums Received $(515,464))		$(269,623)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.2%

	Japan — 25.6%
339,796	Astellas Pharma, Inc., Unsponsored ADR	$4,694,282
224,619	Bank of Yokohama, Ltd. (The), Unsponsored ADR	4,763,046
96,570	Canon, Inc., Sponsored ADR	2,704,926
329,726	Daiichi Sankyo Co., Ltd., Sponsored ADR	6,907,760
214,615	Daiwa House Industry Co., Ltd., Unsponsored ADR	5,967,799
24,609	Fuji Heavy Industries, Ltd., Unsponsored ADR	2,016,954
163,729	FUJIFILM Holdings Corp., Unsponsored ADR	6,328,126
136,252	Isuzu Motors, Ltd., Unsponsored ADR	1,370,695
275,105	Japan Tobacco, Inc., Unsponsored ADR	5,348,041
457,708	KDDI Corp., Unsponsored ADR	5,803,737
43,009	Kubota Corp., Sponsored ADR	3,165,462
50,286	Marui Group Co., Ltd., Unsponsored ADR	1,563,895
742,550	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	3,764,728
112,910	MS&AD Insurance Group Holdings, Inc., Unsponsored ADR	1,522,027
93,569	Nippon Telegraph & Telephone Corp., ADR	4,001,010
64,825	Nitto Denko Corp., Unsponsored ADR	1,842,975
279,973	Nomura Holdings, Inc., Sponsored ADR	1,514,654
186,805	NTT DOCOMO, Inc., Sponsored ADR	4,212,453
376,477	Sekisui House, Ltd., Sponsored ADR	5,921,983
886,071	Sumitomo Mitsui Trust Holdings, Inc., Sponsored ADR	2,791,124
63,045	Tokio Marine Holdings, Inc., ADR	2,248,185
182,470	Tokyo Electron, Ltd., Unsponsored ADR	2,972,436

		81,426,298

	United Kingdom — 17.2%
53,759	Ashtead Group PLC, Unsponsored ADR	2,744,397
231,822	Aviva PLC, Sponsored ADR	3,199,144
111,226	BP PLC, Sponsored ADR	3,600,386
48,418	BT Group PLC, Sponsored ADR	1,687,851
14,750	easyJet PLC, Sponsored ADR	1,298,000
55,555	Imperial Tobacco Group PLC, Sponsored ADR	6,020,218
93,035	ITV PLC, Unsponsored ADR	3,601,385
172,866	Legal & General Group PLC, Sponsored ADR	3,007,868
113,510	Marks & Spencer Group PLC, ADR	1,395,038
29,661	Persimmon PLC, Unsponsored ADR[1]	1,742,287
486,119	Petrofac, Ltd., Unsponsored ADR	2,722,266
59,689	Prudential PLC, ADR	2,348,165
97,170	Rexam PLC, Sponsored ADR	4,188,027
132,917	Rio Tinto PLC, Sponsored ADR	3,276,404
59,356	Sky PLC, Sponsored ADR	3,717,466

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	United Kingdom — (Continued)

82,363	Unilever PLC, Sponsored ADR	$3,646,210
78,630	William Hill PLC, Unsponsored ADR	1,777,038
45,017	WPP PLC, Sponsored ADR	4,897,850

		54,870,000

	France — 11.3%
108,775	Atos SE, Unsponsored ADR	1,723,540
194,541	AXA SA, Sponsored ADR	4,785,709
110,776	Cap Gemini SA, Unsponsored ADR	5,051,385
51,153	Cie Generale des Etablissements Michelin, Unsponsored ADR	936,100
756,355	Credit Agricole SA, Unsponsored ADR	3,759,084
157,127	Orange SA, Sponsored ADR	2,776,434
331,860	Renault SA, Unsponsored ADR	5,644,938
478,116	SCOR SE, Sponsored ADR	1,702,093
503,392	Societe Generale SA, Sponsored ADR	3,850,949
292,712	Technip SA, ADR	3,454,002
18,731	Total SA, Sponsored ADR	830,158
66,439	Veolia Environnement SA, ADR	1,592,543

		36,106,935

	Switzerland — 10.2%
264,434	ABB, Ltd., Sponsored ADR[1]	4,574,708
52,620	Actelion, Ltd., Unsponsored ADR[1]	1,729,882
107,241	Adecco SA, Unsponsored ADR[1]	3,288,009
342,531	Lonza Group AG, Unsponsored ADR[1]	5,244,150
66,825	Nestle SA, Sponsored ADR	4,927,675
120,112	Swatch Group AG (The), Unsponsored ADR	2,059,921
236,890	Swiss Re AG, Sponsored ADR	5,495,848
67,826	Syngenta AG, ADR	5,010,985

		32,331,178

	Germany — 7.9%
174,385	Allianz SE, Sponsored ADR	2,825,037
77,363	Continental AG, Sponsored ADR	3,244,604
58,289	Daimler AG, Sponsored ADR	4,082,562
203,011	Deutsche Telekom AG, Sponsored ADR	3,536,452
151,124	HeidelbergCement AG, Unsponsored ADR	2,216,989
138,519	Merck KGaA, Unsponsored ADR	4,003,199
242,292	RWE AG, Sponsored ADR	3,392,088
22,245	SAP SE, Sponsored ADR	1,775,151

		25,076,082

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Australia — 5.8%
459,042	AGL Energy, Ltd., Unsponsored ADR	$6,050,174
117,178	Australia & New Zealand Banking Group, Ltd., Sponsored ADR	2,035,382
66,692	Macquarie Group, Ltd., ADR	3,408,628
133,518	Wesfarmers, Ltd., Unsponsored ADR	2,004,105
241,092	Woodside Petroleum, Ltd., Sponsored ADR	4,826,662

		18,324,951

	Sweden — 5.3%
507,393	Assa Abloy AB, Unsponsored ADR	5,363,144
106,641	Atlas Copco AB, Sponsored ADR	2,274,653
149,390	SKF AB, Sponsored ADR	2,293,136
230,621	Svenska Cellulosa AB SCA, Sponsored ADR	6,803,319

		16,734,252

	Finland — 2.0%
267,635	Nokia OYJ, Sponsored ADR	1,926,972
266,502	UPM-Kymmene OYJ, Sponsored ADR	4,351,978

		6,278,950

	Ireland — 1.9%
27,998	Ryanair Holdings PLC, Sponsored ADR	2,193,643
23,809	Shire PLC, ADR	4,007,055

		6,200,698

	Belgium — 1.8%
218,150	Delhaize Group, Sponsored ADR	5,698,078

	Netherlands — 1.6%
202,811	Airbus Group SE, Unsponsored ADR	3,184,133
56,021	Wolters Kluwer N.V., Sponsored ADR	1,915,918

		5,100,051

	Singapore — 1.5%
243,159	Wilmar International, Ltd., Unsponsored ADR	4,921,538

	Denmark — 1.5%
87,127	Novo Nordisk AS, Sponsored ADR	4,867,785

	Norway — 1.4%
38,557	DNB ASA, Sponsored ADR	4,606,405

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Israel — 1.3%
66,373	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	$4,080,612

	Italy — 1.2%
233,222	Intesa Sanpaolo SPA, Sponsored ADR	3,971,771

	Hong Kong — 0.6%
164,796	WH Group, Ltd., ADR[1]	1,855,603

	Spain — 0.6%
64,358	Iberdrola SA, Sponsored ADR	1,812,965

	New Zealand — 0.5%
139,653	Spark New Zealand, Ltd., Sponsored ADR	1,515,235

	TOTAL COMMON STOCKS (Cost $325,728,085)	315,779,387

Face
Amount

REPURCHASE AGREEMENT* — 2.9%
$9,180,998	With State Street Bank and Trust Co., dated 1/29/16, 0.01%, principal and interest in the amount of $9,181,006, due 2/1/16, (collateralized by U.S. Treasury Notes with a par value of $8,655,000, coupon rates of 1.625%-3.375%, due 11/15/2019-12/31/2019, total market value of $9,368,116)	9,180,998

	TOTAL REPURCHASE AGREEMENT (Cost $9,180,998)	9,180,998

TOTAL INVESTMENTS (Cost $334,909,083)[2]	102.1%	$324,960,385
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.1)	(6,792,746)

NET ASSETS	100.0%	$318,167,639

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $335,472,246.
Abbreviations:
ADR — American Depositary Receipt

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited)

1.	Organization and Significant Accounting Policies

As of January 31, 2016, The Glenmede Fund, Inc. (the “Fund”) consists of eighteen portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Mid Cap Equity Portfolio, the Large Cap Value Portfolio, the U.S. Emerging Growth Portfolio, the Large Cap Core Portfolio, the Large Cap Growth Portfolio, the Long/Short Portfolio, the Total Market Portfolio, the High Yield Municipal Portfolio, the Responsible ESG U.S Equity Portfolio, the Woman in Leadership U.S. Equity Portfolio, the Secured Options Portfolio, the International Secured Options Portfolio, and the International Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. The Mid Cap Equity Portfolio commenced operations on September 30, 2014. The Mid Cap Equity Portfolio consists of two classes of shares: the Advisor Class and the Institutional Class. As of January 31, 2016, Institutional Class shares of the Mid Cap Equity Portfolio have not been issued. Since June 30, 2015, The Large Cap Core Portfolio and the Large Cap Growth Portfolio have offered two classes of shares: the Advisor Class and the Institutional Class.

The High Yield Municipal Portfolio, the Responsible ESG U.S Equity Portfolio and the Woman in Leadership U.S. Equity Portfolio commenced operations on December 22, 2015.

Valuation of Securities: As permitted under Rule 2a-7 of the 1940 Act, securities held by the Government Cash Portfolio and Tax-Exempt Cash Portfolio are valued by the “amortized cost” method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. These valuations are typically categorized as Level 2 in the fair value hierarchy described below.

Equity securities and options listed on a U.S. securities exchange, including exchange traded funds, for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price and are typically categorized as Level 2. If no sales are reported, exchange traded options are valued at the mean of the bid and ask price and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values as reported by such companies. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such securities are typically categorized as Level 2 in the fair value hierarchy. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased by non-money market Portfolios with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2.

When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements” defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Strategic Equity Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, and International Portfolio had all investments with corresponding industries at Level 1 except repurchase agreements which were at Level 2, at January 31, 2016. The High Yield Municipal Portfolio had all long-term investments, with corresponding sectors at Level 2 at January 31, 2016. The Government Cash Portfolio and Tax-Exempt Cash Portfolio had all long-term and short-term investments with corresponding industries at Level 2 at January 31, 2016.

The Portfolios did not recognize any level transfers as of the period ended January 31, 2016. Transfers into and out of a level are typically recognized at the end of the reporting period.

The following is a summary of the inputs used as of January 31, 2016 in valuing the assets and liabilities of the Core Fixed Income Portfolio, Secured Options Portfolio and International Secured Options Portfolio:

Core Fixed Income Portfolio

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Agency Notes
Federal Home Loan Bank	$—	$25,387,583	$—	$25,387,583
Federal Home Loan Mortgage Corporation	—	15,970,135	—	15,970,135
Federal National Mortgage Association	—	5,269,885	—	5,269,885

Total Agency Notes	—	46,627,603	—	46,627,603

Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	40,302,067	—	40,302,067
Federal National Mortgage Association	—	63,224,067	—	63,224,067
Government National Mortgage Association	—	3,639,300	—	3,639,300

Total Mortgage-Backed Securities	—	107,165,434	—	107,165,434

Corporate Notes
Communications	—	14,392,951	—	14,392,951

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Consumer, Cyclical	$—	$36,330,007	$—	$36,330,007
Consumer, Non-Cyclical	—	35,282,597	—	35,282,597
Financial	—	51,254,129	—	51,254,129
Industrial	—	22,217,560	—	22,217,560
Technology	—	8,462,032	—	8,462,032

Total Corporate Notes	—	167,939,276	—	167,939,276

US Treasury Notes/Bonds	—	109,809,128	—	109,809,128
Municipal Bonds	—	6,169,098	—	6,169,098
Repurchase Agreement	—	6,551,382	—	6,551,382
Investment of Security Lending Collateral	3,847,553	—	—	3,847,553

Total Investments	3,847,553	444,261,921	—	448,109,474

Total	$3,847,553	$444,261,921	$—	$448,109,474

Secured Options Portfolio

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Exchange-Traded Funds	$10,270,485	$—	$—	$10,270,485
US Treasury Bills	—	99,950,100	—	99,950,100
Repurchase Agreement	—	263,222,324	—	263,222,324

Total Investments	10,270,485	363,172,424	—	373,442,909

Total	$10,270,485	$363,172,424	$—	$373,442,909

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

LIABILITIES VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Written Option
PUTS	$(7,258,450)	$—	$—	$(7,258,450)

Total Written Options	(7,258,450)	—	—	(7,258,450)

Total	$(7,258,450)	$—	$—	$(7,258,450)

International Secured Options Portfolio

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
Air Freight & Logistics	$385,605	$—	$—	$385,605
Auto Components	273,533	—	—	273,533
Automobiles	1,268,555	—	—	1,268,555
Banks	2,078,942	—	—	2,078,942
Building Products	345,132	—	—	345,132
Capital Markets	324,385	—	—	324,385
Chemicals	703,956	—	—	703,956
Construction & Engineering	657,287	—	—	657,287
Containers & Packaging	393,460	—	—	393,460
Diversified Telecommunication Services	1,226,052	—	—	1,226,052
Electric Utilities	318,905	—	—	318,905
Electrical Equipment	295,121	—	—	295,121
Energy Equipment & Services	339,651	—	—	339,651
Food & Staples Retailing	459,480	—	—	459,480
Food Products	529,822	—	—	529,822
Health Care Providers & Services	356,628	—	—	356,628
Hotels, Restaurants & Leisure	418,651	—	—	418,651
Household Durables	548,269	—	—	548,269
Industrial Conglomerates	296,585	—	—	296,585
Insurance	1,872,771	—	—	1,872,771
IT Services	731,150	—	—	731,150
Machinery	304,315	202,287	—	506,602
Media	584,150	—	—	584,150

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Metals & Mining	$259,942	$—	$—	$259,942
Multi-line Retail	393,575	—	—	393,575
Multi-Utilities	507,212	—	—	507,212
Oil, Gas & Consumable Fuels	774,749	—	—	774,749
Personal Products	883,136	—	—	883,136
Pharmaceuticals	2,725,007	—	—	2,725,007
Professional Services	250,002	—	—	250,002
Real Estate Investment Trusts	270,170	—	—	270,170
Real Estate Management & Development	811,353	—	—	811,353
Specialty Retail	281,324	—	—	281,324
Technology Hardware, Storage & Peripherals	490,735	—	—	490,735
Tobacco	1,064,772	—	—	1,064,772
Wireless Telecommunication Services	423,354	—	—	423,354

Total Common Stocks	23,847,736	202,287	—	24,050,023

Repurchase Agreement	—	5,090,627	—	5,090,627

Total Investments	23,847,736	5,292,914	—	29,140,650

Total	$23,847,736	$5,292,914	$—	$29,140,650

LIABILITIES VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Written Options
Calls	$(101,263)	$—	$—	$(101,263)
PUTS	(168,360)	—	—	(168,360)

Total Written Options	(269,623)	—	—	(269,623)

Total	$(269,623)	$—	$—	$(269,623)

Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the applicable Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the applicable Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to the Portfolio in the event a Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which each Portfolio enters into repurchase agreements to evaluate potential risks.

Master Repurchase Agreements (“MRA”) permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the applicable Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty. The gross value and related collateral received for each Portfolio’s investments in repurchase agreements as of January 31, 2016 are presented in each Portfolio’s Schedule of Portfolio Investments and the value of these investments are also presented in the Statements of Assets and Liabilities.

Foreign Currency Translation: The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of each Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

Foreign Securities: The Strategic Equity Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Responsible ESG U.S Equity Portfolio, Woman in Leadership U.S. Equity Portfolio, Secured Options Portfolio, International Secured Options Portfolio and International Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

Options Transactions: The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio, Secured Options Portfolio and International Secured Options Portfolio are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities each Portfolio owns or expects to own. The Secured Options Portfolio and International Secured Options Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. If a Portfolio writes a call option on a security it does not hold and that option is exercised by the buyer, the Portfolio will be temporarily in a short position until the underlying security is purchased and delivered by the buyer. The Strategic Equity Portfolio, Large Cap Value Portfolio and Long/Short Portfolio did not enter into any options transactions during the period ended January 31, 2016. During the period ended January 31, 2016, the Secured Options Portfolio wrote put options and the International Secured Options Portfolio wrote put and call options in an attempt to achieve their respective investment objective and strategies.

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

Transactions in written option contracts for the Secured Options Portfolio and the International Secured Options Portfolio for the period ended January 31, 2016, are as follows:

Secured Options Portfolio

	Number of	Premiums
	Contracts	Received
Options outstanding at October 31, 2015	1,757	$6,436,796
Options written	5,719	38,292,910
Options terminated in closing purchase transactions	(3,758)	(20,693,068)
Options expired	(1,928)	(6,929,841)

Options outstanding at January 31, 2016	1,790	$17,106,797

International Secured Options Portfolio

	Number of	Premiums
	Contracts	Received
Options outstanding at October 31, 2015	12,472	$1,085,370
Options written	18,320	1,412,430
Options terminated in closing purchase transactions	(8,052)	(762,391)
Options exercised	(2,048)	(191,504)
Options expired	(15,925)	(1,028,441)

Options outstanding at January 31, 2016	4,767	$515,464

Disclosures about Derivative Instruments and Hedging Activities: Each Portfolio follows FASB ASC Topic 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”). ASC 815 requires enhanced disclosures about each Portfolio’s use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s operations and financial position. At January 31, 2016 and during the period then ended, the Secured Options Portfolio and the International Secured Options Portfolio had the following derivatives and transactions in derivatives, grouped into appropriate risk categories, none of which have been designated as hedging instruments:

Secured Options Portfolio

Liability Derivatives

	Equity
	Contracts
	Risk	Total
Options Written	$(7,258,450)	$(7,258,450)

Total Value	$(7,258,450)	$(7,258,450)

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

Number of Contracts, Notional Amounts or Shares/Units1

	Equity
	Contracts
	Risk	Total
Options Written	(44,733)	(44,733)

International Secured Options Portfolio

Liability Derivatives

	Equity
	Contracts
	Risk	Total
Options Written	$(269,623)	$(269,623)

Total Value	$(269,623)	$(269,623)

Number of Contracts, Notional Amounts or Shares/Units1

	Equity
	Contracts
	Risk	Total
Options Written	(173,792)	(173,792)

[1]	Amounts disclosed represents average number of contracts, notional amounts, or shares/unites outstanding for the months that the Portfolio held such derivatives during the period ended January 31, 2016.

Lending of Portfolio Securities: Each Portfolio, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. Each applicable Portfolio receives cash collateral, which may be invested by the lending agent in short-term instruments, in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the applicable Portfolio on the next business day. On behalf of the Long/Short Portfolio and Total Market Portfolio, some or all of the cash collateral may be used to finance short sales. As of January 31, 2016, 100.00% of the cash collateral received by the Total Market Portfolio was used to finance short sales. As of January 31, 2016, the cash collateral received by the Core Fixed Income Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio and Long/Short Portfolio was invested in the State Street Navigator Securities Lending Prime Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Prime Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

loaned and the value of the collateral at period end is included at the end of each applicable Portfolio’s Schedule of Portfolio Investments. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.

As of January 31, 2016, the following Portfolios had outstanding loans of securities to certain approved brokers for which such Portfolios received collateral:

					% of Total
	Market Value of		Market Value of		Assets
Portfolio	Loaned Securities		Collateral		on Loan
Core Fixed Income Portfolio	$3,770,391		$3,847,553		0.83
Strategic Equity Portfolio	679,000		680,750		0.43
Small Cap Equity Portfolio	111,293,270		108,888,495		4.77
Mid Cap Equity Portfolio	6,806,448		6,744,085		19.24
Large Cap Value Portfolio	753,470		741,178		1.11
U.S. Emerging Growth Portfolio	6,448,166		6,444,454		12.60
Large Cap Core Portfolio	36,188,935		36,002,332		1.84
Large Cap Growth Portfolio	60,389,330		57,995,802		2.94
Long/Short Portfolio	19,720,325		19,721,666		5.42
Total Market Portfolio	16,918,740	*	16,840,536	**	15.57

* The market value of loaned securities for the financing of short sales was $16,918,740.

** The market value of collateral used for the financing of short sales was $16,840,536.

Real Estate Investment Trusts: The Portfolios may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Portfolio, by investing in REITs through the Portfolio, will bear not only the shareholder’s proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

each Portfolio’s Schedule of Investments for REIT securities held as of January 31, 2016.

Securities Sold Short: The Long/Short Portfolio and Total Market Portfolio may engage in short sales, which are sales by the applicable Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. Each Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of January 31, 2016, the Long/Short Portfolio and the Total Market Portfolio had pledged cash in the amount of $127,677,460 and $17,365,831, respectively, to State Street, as collateral for short sales. The Total Market Portfolio also pledged securities in the amount of $7,727,288 to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in each such Portfolio’s assets.

Investment Company Securities and Exchange-Traded Funds: Subject to applicable regulatory requirements, each Portfolio may invest in shares of other registered investment companies, including ETFs. Pursuant to orders issued by the SEC to certain ETFs and procedures approved by the Board, each Portfolio may seek to invest in certain ETFs beyond the statutory limitations, provided the Portfolio complies with certain conditions of the SEC orders and any applicable investment limitations. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded “net of withholding tax” as soon

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

thereafter as a Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Other: In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.

2.	Unrealized Appreciation/(Depreciation)

As of January 31, 2016, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	(Depreciation)	Net
Core Fixed Income Portfolio	$10,682,628	$591,718	$10,090,910
Strategic Equity Portfolio	43,728,181	1,706,406	42,021,775
Small Cap Equity Portfolio	185,263,892	221,820,937	(36,557,045)
Mid Cap Equity Portfolio	1,126,234	3,332,430	(2,206,196)
Large Cap Value Portfolio	2,922,239	6,349,224	(3,426,985)
U.S. Emerging Growth Portfolio	4,911,702	3,324,012	1,587,690
Large Cap Core Portfolio	100,594,411	90,174,882	10,419,529
Large Cap Growth Portfolio	141,630,117	93,928,719	47,701,398
Long/Short Portfolio	30,378,265	15,918,728	14,459,537
Total Market Portfolio	13,317,392	7,254,809	6,062,583
High Yield Municipal Portfolio	248,221	42,801	205,420
Responsible ESG U.S Equity Portfolio	13,462	64,365	(50,903)
Woman in Leadership U.S. Equity Portfolio	10,523	51,680	(41,157)
Secured Options Portfolio	3,404,642	14,150	3,390,492
International Secured Options Portfolio	1,460,540	1,581,681	(121,141)
International Portfolio	9,556,071	20,067,932	(10,511,861)

3.	Subsequent Event

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards ASC 855 “Subsequent Events,” management has determined that no material events or transactions occurred subsequent to January 31, 2016 through the date the schedules of investments were filed with the

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio investments — (Unaudited) (Concluded)

Securities and Exchange Commission, that would require additional disclosure in the Fund’s schedules of portfolio investments.

Item 2. Controls and Procedures.
(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibits 99CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE FUND, INC.

By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts President (Principal Executive Officer)

Date	March 22, 2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts President (Principal Executive Officer)

Date	March 22, 2016

By (Signature and Title)	/s/ Kent Weaver
Kent Weaver Treasurer (Principal Financial Officer)

Date	March 22, 2016